                                     SoGen
                                International
                                  Fund, Inc.
                                ---------------



                                    [LOGO]




                                ---------------
                                Twenty-Seventh
                                 Annual Report
                                March 31, 1997

                        SoGen International Fund, Inc.

                            THE PRESIDENT'S LETTER

Dear Shareholder:

  Over the past fifteen years (March 31, 1982 to March 31, 1997) the value of an investment in your Fund increased at a compounded average annual rate of 16.1%. Over the past ten and five years, the rates were 10.6% and 13.0%, respectively. Over the past twelve months, the rate was 9.5%.*

  In its February 3, 1997 cover issue on mutual funds, Business Week awarded your Fund the highest rating for risk-adjusted performance over the past five years.

  As of March 31, 1997 your Fund's net assets, on an economic basis, were invested as follows:

       U.S. stocks (/1/)                  22.5%
       Foreign stocks (/1/)               33.4
       U.S. dollar bonds                  12.5
       Foreign currency bonds              4.0
       Gold-related securities             5.8
       U.S. dollar cash and
        equivalents (/2/)                 21.8
                                         -----
                                         100.0%
                                         =====

(/1/)Includes convertible bonds with moderate premia.
-----------
(/2/)Includes floating rate securities.

  The ten largest equity holdings were Freeport McMoRan Copper & Gold, Inc., Preferred Series "B', "C' and "D' (gold and silver-related securities); Buderus AG (German heating products company); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); CDL Hotels International Limited (Hong Kong listed hotel chain operating worldwide); Manpower, Inc. (U.S. multi-national temporary employment company); Catellus Development Corporation (U.S. real estate operating company based in California); Compagnie Generale des Eaux (French water distribution, energy and communications conglomerate); Legrand ADP (French low-voltage electrical fittings manufacturer); and Lawter International Inc. (U.S. specialty chemicals company).

  In our opinion, and speaking generally, equity prices are high in many countries, including the U.S. As a result, our cash position is still slightly above 20% of net assets. Admittedly, that has not helped returns, but we look at the cash equivalents as a protection against a downturn and as a reserve available to take advantage of potential buying opportunities.

  Some of our equity purchases in recent months have been in Japan, which has endured a seven-year bear market, and in Continental Europe, where securities tend to be more inefficiently priced than in the United States.

  Keith Lane-Zucker and Charles-Edouard de Lardemelle have joined our securities analysis team.

                                                Sincerely yours,

                                                /s/ Jean-Marie Eveillard
                                                Jean-Marie Eveillard
                                                President

April 28, 1997

*These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the Fund's sales load (see the "Investment Results" section of this report for further information).

                         SoGen International Fund, Inc.

                               INVESTMENT RESULTS

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN SOGEN INTERNATIONAL FUND, INC. AND VARIOUS INDICES
             -----------------------------------------------------

                         SoGen International Fund, Inc.
              Average Annual Rates of Return as of March 31, 1997
              ---------------------------------------------------

                      1 Year       5 Years      10 Years
                      ------       -------      --------
                       5.37%        12.16%        10.19%

                   SoGen                   JP Morgan Global
              International   MSCI World    Government Bond  Consumer Price
                Fund, Inc.       Index          Index            Index

3/31/87            9,624        10,000          10,000           10,000
3/31/88            9,552        10,580          11,012           10,383
3/31/89           10,699        11,952          11,085           10,890
3/31/90           11,995        11,678          11,698           11,451
3/31/91           12,718        12,423          13,387           12,012
3/31/92           14,312        12,288          15,095           12,395
3/31/93           16,440        13,770          17,097           12,778
3/31/94           19,645        15,631          18,179           13,099
3/31/95           20,160        17,089          20,375           13,473
3/31/96           24,107        20,510          21,718           13,856
3/31/97           26,393        22,428          22,175           14,239

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. The MSCI World Index return assumes reinvestment of dividends and the JP Morgan Global Government Bond Index assumes that a coupon payment received in one currency is immediately reinvested back into the bonds in that country's index. Unlike Fund returns, the indices do not reflect any fees or expenses.

                         SoGen International Fund, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  Over the past twelve months U.S. stocks continued to rise, making it increasingly difficult to find undervalued investment opportunities. Consequently, U.S. holdings remained stable, representing 22.5% of net assets at March 31, 1997. European markets, where the Fund holds a major portion of its foreign stock exposure, were generally strong performers against a background of low inflation, declining interest rates and improved economic outlook. The evolution of monetary union negotiations impacted the volatility of certain European markets, but overall, European stock prices rose sharply in local currency terms, more specifically in the second half of the Fund's fiscal year. The dollar strengthened considerably against major foreign currencies but this did not severely impact the value of the Fund's foreign holdings (33.4% of net assets) given that some foreign currency hedges were in place throughout the year. Meanwhile, the Japanese market continued to be a disappointment, the consequence of a lackluster economic recovery and continued concerns over the health of the financial sector. Accordingly, the Fund selectively bought additional Japanese stocks as prices declined.

  As always, the Fund maintained a limited exposure to emerging markets. The Fund's fixed income securities (16.5% of net assets) continued to provide satisfactory total returns, in the past few months, a few U.S. Treasuries were added to the portfolio. The performance of gold-related securities (5.8% of net assets) was poor, reflecting the decline in the price of gold over the period. By year-end, cash and equivalents had risen to approximately 22% of net assets.

                        SoGen International Fund, Inc.

                             SUMMARY OF FUND DATA

  The table below covers the period from April 28, 1970 to March 31, 1997. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today. The amounts shown in the capital gains distribution and income dividend columns were paid to shareholders during the period ended with the date shown in the first column.

                                                                                  NET ASSET
                                                                                  VALUE OF
                                                                                 INVESTMENT
                                                                                    WITH
                                                                                  DIVIDENDS
                                              NET ASSET   CAPITAL    INVESTMENT      AND
                     NUMBER                     VALUE      GAINS       INCOME   DISTRIBUTIONS
                    OF SHARES    TOTAL NET       PER    DISTRIBUTION DIVIDENDS   REINVESTED
FISCAL YEAR ENDED  OUTSTANDING     ASSETS       SHARE   PER SHARE**  PER SHARE  (CUMULATIVE)*
-----------------  ----------- -------------- --------- ------------ ---------- -------------
April 28, 1970
 (inception)            10,000 $      100,000  $10.00        --          --        $ 10.00
March 31, 1971         487,721      5,935,531   12.17        --          --          12.17
March 31, 1972         715,975     10,504,894   14.67      $0.08       $0.235        15.05
March 31, 1973       1,141,546     14,809,773   12.97       0.40        0.14         13.79
March 31, 1974       1,226,505     13,217,479   10.78       0.20        0.14         11.80
March 31, 1975       1,302,167     13,552,220   10.41       0.19        0.19         11.82
March 31, 1976       1,457,267     16,747,378   11.49        --         0.345        13.47
March 31, 1977       1,542,201     16,574,391   10.75        --         0.375        13.04
March 31, 1978       1,719,756     18,940,375   11.01        --         0.38         13.82
March 31, 1979       1,595,800     19,803,738   12.41        --         0.345        16.04
March 31, 1980       1,294,021     17,258,197   13.34        --         0.375        17.76
March 31, 1981       1,340,785     22,187,719   16.55       1.28        0.73         25.36
March 31, 1982       1,856,726     25,366,017   13.66       2.45(a)     0.96         26.25
March 31, 1983       2,277,925     38,844,958   17.05       0.97(b)     1.155        38.74
March 31, 1984       2,607,881     43,146,584   16.54       1.76(c)     0.85         43.58
March 31, 1985       2,877,896     44,333,767   15.40       2.03(d)     0.76         49.10
March 31, 1986       2,987,678     57,042,647   19.09       1.15(e)     0.63         68.50
March 31, 1987       4,447,873     95,513,216   21.47       2.22(f)     0.60         89.84
March 31, 1988       5,722,925     96,776,399   16.91       3.33(g)     0.84         89.21
March 31, 1989       7,255,176    125,580,646   17.31       0.77(h)     0.80         99.86
March 31, 1990       9,927,865    175,864,164   17.71       1.01(i)     0.71        112.02
March 31, 1991      13,715,146    240,094,213   17.51       0.47(j)     0.71        118.77
March 31, 1992      19,262,647    355,108,081   18.44       0.37(k)     0.84        133.65
March 31, 1993      32,324,936    650,301,743   20.12       0.34(l)     0.64        153.52
March 31, 1994      76,391,671  1,781,407,648   23.32       0.23(m)     0.47        183.45
March 31, 1995      82,820,291  1,921,661,064   23.20       0.56(n)     0.15        188.27
March 31, 1996     116,277,335  3,033,468,150   26.09       0.73(o)     0.81        225.12
March 31, 1997     146,457,199  3,907,807,975   26.68       0.74(p)     1.09        246.47

----------------------
 * The calculation is based on an assumed investment in one share with income dividends and capital gains distributions reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends and distributions.)

** For the years which are alphabetically annotated, the capital gains include net short-term capital gains in the amounts of: (a) $1.47, (b) $0.225, (c) $0.92, (d) $1.20, (e) $0.35, (f) $0.20, (g) $0.57, (h) $0.13, (i) $0.23,
   (j) $0.08, (k) $0.14, (l) $0.07, (m) $0.05, (n) $0.17, (o) $0.11 and (p)
   $0.07 per share.

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

       NUMBER                                         COST          VALUE
     OF SHARES                                       (NOTE 1)       (NOTE 1)
     ---------                                       --------       --------

               COMMON AND PREFERRED STOCKS--
               U.S.
               GOLD RELATED (1.99%)
       686,000 Freeport McMoRan Copper & Gold
                Inc., Preferred
                Series "C' (d).................   $   23,632,725 $   20,494,250
       558,500 Freeport McMoRan Copper & Gold
                Inc., Preferred
                Series "B' (d).................       20,383,709     17,522,938
       465,000 Freeport McMoRan Copper & Gold
                Inc., Preferred
                Series "D' (d).................        9,709,266      9,183,750
       175,144 Newmont Mining Corporation......        6,382,248      6,786,830
         4,615 Case, Pomeroy & Co., Inc. Class
                "A'............................        4,453,130      5,556,460
       185,000 The Pioneer Group, Inc..........        5,035,031      4,786,875
       300,000 Homestake Mining Company........        5,748,184      4,537,500
       235,000 Santa Fe Pacific Gold
                Corporation....................        3,727,484      3,877,500
       250,000 Handy & Harman..................        3,979,276      3,750,000
       175,000 Amax Gold Inc. (a)..............        1,243,694      1,181,250
                                                  -------------- --------------
                                                      84,294,747     77,677,353
                                                  -------------- --------------
               METALS AND MINERALS (0.57%)
       245,000 Reynolds Metals Company.........       12,337,295     15,190,000
        90,000 ASARCO Incorporated.............        2,148,000      2,531,250
        70,000 Alumax, Inc. (a)................        1,342,935      2,423,750
        85,000 Cyprus Amax Minerals Company....        1,858,699      2,018,750
                                                  -------------- --------------
                                                      17,686,929     22,163,750
                                                  -------------- --------------
               ENERGY (3.10%)
     3,165,000 San Juan Basin Royalty Trust
                (c)............................       20,891,818     24,133,125
       725,000 Weatherford Enterra, Inc. (a)...       14,922,317     21,296,875
       550,000 Rowan Companies, Inc. (a).......        4,186,651     12,443,750
       255,000 Murphy Oil Corporation..........       10,678,820     11,985,000
       245,000 Burlington Resources Inc........        9,295,482     10,473,750
       185,000 ENSCO International Incorporated
                (a)............................        3,013,001      9,111,250
       545,000 Santa Fe Energy Resources, Inc.
                (a)............................        5,313,801      7,561,875
       465,000 North European Oil Royalty Trust
                (c)............................        7,517,232      6,277,500
     1,050,000 Kaneb Services, Inc. (a)........        3,460,022      4,200,000
       104,455 Patina Oil & Gas Corporation
                $1.78 Conv. Pfd................        2,949,500      3,081,423
       103,955 Rochester and Pittsburgh Coal
                Company........................        4,145,068      2,936,729
       135,486 Noble Drilling Corporation......          565,248      2,337,133
        35,000 Tosco Financing Trust $2 7/8
                Conv. Pfd. (b).................        1,905,313      1,894,375
        45,000 Tosco Corporation...............          346,700      1,282,500
        29,000 Penn Virginia Corporation.......        1,283,500      1,283,250
         3,253 The Home-Stake Royalty
                Corporation....................          487,950        471,685
         3,065 The Home-Stake Oil & Gas
                Company........................          337,150        332,553
                                                  -------------- --------------
                                                      91,299,573    121,102,773
                                                  -------------- --------------
               FOREST PRODUCTS (1.77%)
       635,000 Rayonier Inc....................       20,976,177     23,653,750
       600,000 Greif Bros. Corporation Class
                "A'............................       10,621,901     16,350,000
       285,000 The Mead Corporation............       15,466,192     15,105,000
       365,000 Longview Fibre Company..........        6,120,073      5,475,000
       139,100 Deltic Timber Corporation.......        2,482,756      3,946,963

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

       NUMBER                                          COST          VALUE
     OF SHARES                                       (NOTE 1)       (NOTE 1)
     ---------                                       --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               FOREST PRODUCTS (continued)
        45,000 Georgia-Pacific Corporation.....   $    2,849,363 $    3,262,500
        54,000 Plum Creek Timber Company, L.P..          213,222      1,505,250
                                                  -------------- --------------
                                                      58,729,684     69,298,463
                                                  -------------- --------------
               AGRICULTURE (0.10%)
        75,000 Deere & Company.................        1,085,028      3,262,500
           497 J.G. Boswell Company............          573,840        556,640
                                                  -------------- --------------
                                                       1,658,868      3,819,140
                                                  -------------- --------------
               AUTOMOTIVE (0.34%)
       235,000 Bandag, Incorporated Class "A'..       12,024,031     11,338,750
       200,000 Treadco, Inc....................        2,913,120      1,800,000
                                                  -------------- --------------
                                                      14,937,151     13,138,750
                                                  -------------- --------------
               BUILDING MATERIALS (0.26%)
       603,000 A.P. Green Industries, Inc. (c).        4,514,875      5,427,000
       265,000 CalMat Co.......................        4,974,161      4,670,625
                                                  -------------- --------------
                                                       9,489,036     10,097,625
                                                  -------------- --------------
               CAPITAL GOODS (1.23%)
       330,000 Blount International, Inc. Class
                "A'............................       11,811,532     13,612,500
       474,860 Woodward Governor Company.......        9,663,017     12,939,935
       205,000 The Manitowoc Company, Inc......        4,020,300      7,405,625
       541,500 Kaiser Ventures Inc. (a)(c).....        6,702,995      5,550,375
       185,000 Keystone International, Inc.....        3,496,765      3,283,750
         4,305 Conbraco Industries, Inc........        1,324,050      2,238,600
        67,500 Tennant Company.................        1,698,381      1,873,125
       140,000 MFRI, Inc. (a)..................          781,252      1,076,250
                                                  -------------- --------------
                                                      39,498,292     47,980,160
                                                  -------------- --------------
               SPECIALTY CHEMICALS (0.99%)
     2,137,800 Lawter International, Inc.......       25,313,478     24,851,925
       564,500 LeaRonal, Inc. (c)..............        8,674,946     12,701,250
       125,000 American Pacific Corporation
                (a)............................        1,375,938        953,125
                                                  -------------- --------------
                                                      35,364,362     38,506,300
                                                  -------------- --------------
               TRANSPORTATION (0.72%)
       155,000 AMR Corporation (a).............       10,724,914     12,787,500
       142,500 Burlington Northern Santa Fe
                Corporation....................        4,539,349     10,545,000
        22,500 Florida East Coast Industries,
                Inc............................        1,620,389      2,205,000
       115,468 Heartland Express, Inc. (a).....          194,998      2,193,892
       112,500 Boyd Bros. Transportation
                Inc. (a).......................        1,204,375        562,500
                                                  -------------- --------------
                                                      18,284,025     28,293,892
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

       NUMBER                                          COST          VALUE
     OF SHARES                                       (NOTE 1)       (NOTE 1)
     ---------                                       --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               ELECTRONICS (0.66%)
     1,156,500 Zero Corporation (c)............   $   17,028,318 $   21,684,375
       400,000 BEI Electronics Inc. (c)........        2,963,306      4,050,000
                                                  -------------- --------------
                                                      19,991,624     25,734,375
                                                  -------------- --------------
               TECHNOLOGY (0.84%)
       450,000 Symantec Corporation (a)........        5,353,311      6,412,500
       250,000 Digital Equipment Corporation
                Series "A' 8 7/8% Pfd..........        5,617,138      6,187,500
       215,000 Digital Equipment Corporation
                (a)............................        7,498,425      5,885,625
       235,000 Broderbund Software, Inc. (a)...        5,921,875      5,140,625
       225,000 American Mobile Satellite
                Corporation (a)................        5,508,125      2,531,250
       200,000 Aydin Corporation (a)...........        2,763,709      2,250,000
       135,000 Progress Software Corporation...        2,092,367      2,244,375
       114,669 Anacomp, Inc. (a)...............        1,063,194      1,261,359
           160 Anacomp, Inc. Warrants expire
                6/03/2001 (a)..................          567,925            600
        25,000 Black Box Corporation (a).......          554,750        671,875
        25,000 Avid Technology, Inc............          280,000        329,688
                                                  -------------- --------------
                                                      37,220,819     32,915,397
                                                  -------------- --------------
               CONSUMER PRODUCTS (2.40%)
       635,000 Dole Food Company, Inc..........       16,777,351     23,971,250
     1,245,000 Furniture Brands International,
                Inc. (a).......................        8,391,193     18,675,000
       375,000 Jostens, Inc....................        6,951,577      8,484,375
       196,647 Allen Organ Company, Class "B'..        6,223,084      7,669,233
       155,000 Polaroid Corporation............        4,704,003      6,161,250
       285,000 Adolph Coors Company, Class "B'.        5,237,540      6,056,250
       315,000 Paragon Trade Brands, Inc. (a)..        4,869,595      5,276,250
       325,500 Sturm, Ruger & Company, Inc.....        4,242,260      5,167,313
       215,000 Baldwin Piano & Organ Company
                (a)(c).........................        2,233,875      2,902,500
       625,000 The Topps Company, Inc. (a).....        3,737,808      2,500,000
       215,000 A.T. Cross Company, Class "A'...        3,842,516      2,203,750
        75,000 Canandaigua Wine Company, Inc.
                Class "A' (a)..................        3,331,250      1,968,750
            16 Kohler Co.......................        1,245,500      1,728,000
        20,000 St. John Knits, Inc.............          145,600        865,000
                                                  -------------- --------------
                                                      71,933,152     93,628,921
                                                  -------------- --------------
               DISTRIBUTION (1.75%)
       555,000 Wal-Mart Stores, Inc............       12,116,794     15,470,625
       485,000 Stage Stores Inc. (a)...........        9,143,158     10,670,000
       415,000 Woolworth Corporation (a).......        6,125,275      9,700,625
       175,000 McDonald's Corporation..........        8,306,890      8,268,750
       565,000 Hancock Fabrics Inc.............        5,135,806      6,215,000
       305,000 Smart & Final Inc...............        4,635,097      5,985,625
       270,000 Burlington Coat Factory
                Warehouse Corporation (a)......        3,615,004      4,860,000
       175,000 LESCO, Inc......................        2,611,611      2,778,125
        47,696 Weyco Group Inc.................        1,457,019      2,194,016
       145,000 Buttrey Food and Drug Stores
                Company (a)....................          989,375      1,431,875
        45,000 Staples, Inc. (a)...............          478,000        905,625
                                                  -------------- --------------
                                                      54,614,029     68,480,266
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

       NUMBER                                          COST          VALUE
     OF SHARES                                       (NOTE 1)       (NOTE 1)
     ---------                                       --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               HEALTH CARE (0.41%)
       300,000 Johnson & Johnson...............   $    6,080,375 $   15,862,500
                                                  -------------- --------------
               MEDIA (1.58%)
       375,000 GC Companies, Inc. (a)..........       12,616,702     14,718,750
       340,000 Pulitzer Publishing Company
                Class "A'......................        7,053,735     14,705,000
       715,000 Hollinger International Inc.
                Class "A'......................        8,391,380      6,524,375
       160,141 Plenum Publishing Corporation...        5,351,825      5,644,970
       158,564 Cowles Media Company, non
                voting.........................        3,631,585      4,201,946
       165,000 Valassis Communications, Inc.
                (a)............................        3,253,613      3,691,875
       165,000 Gibson Greetings, Inc. (a)......        3,401,685      3,423,750
       335,000 Golden Books Family
                Entertainment, Inc. (a)........        4,648,262      3,098,750
       200,000 United States Satellite
                Broadcasting Company, Inc.
                Class "A' (a)..................        2,180,280      2,150,000
       200,000 Plasti-Line, Inc. (a)(c)........        1,831,937      1,800,000
        34,924 Mills Music Trust...............        1,055,337      1,366,402
       300,000 Integrity Incorporated, Class
                "A' (a)........................        1,901,415        543,750
                                                  -------------- --------------
                                                      55,317,756     61,869,568
                                                  -------------- --------------
               SERVICES (1.27%)
       875,000 Manpower Inc....................       26,832,012     31,500,000
       745,000 UniFirst Corporation............       10,685,152     14,527,500
        65,000 National Service Industries.....        2,331,776      2,543,125
        79,792 KinderCare Learning Centers,
                Inc. (a)(e)....................        1,024,327        909,629
                                                  -------------- --------------
                                                      40,873,267     49,480,254
                                                  -------------- --------------
               FINANCIAL COMPANIES (1.19%)
         3,349 Farmers & Merchants Bank of Long
                Beach..........................        6,404,335      6,781,725
       100,000 Zurich Reinsurance Centre
                Holdings, Inc..................        2,847,965      3,837,500
        85,000 JSB Financial, Inc..............        1,022,438      3,612,500
       100,000 Riggs National Corporation 10
                3/4% Non-Cum. Pfd., Series "B'.        2,545,000      2,850,000
       140,000 HMN Financial, Inc. (a).........        1,779,375      2,806,563
       100,000 Leucadia National Corporation...        2,473,045      2,750,000
        81,593 First Oak Brook Bancshares, Inc.
                Class "A'......................          740,205      2,039,825
       104,000 Texarkana First Financial
                Corporation (c)................        1,350,854      1,716,000
        54,613 Metairie Bank & Trust Company...          936,932      1,638,390
        85,000 QCF Bancorp, Inc. (a)...........          968,747      1,625,625
        75,000 Home Bancorp....................          948,125      1,528,125
        85,000 East Texas Financial Services,
                Inc. (c).......................          959,375      1,508,750
       100,000 Portsmouth Bank Shares, Inc.....          646,591      1,500,000
        75,000 MFB Corp........................          881,875      1,481,250
        62,500 Westco Bancorp, Inc.............          507,360      1,398,437
        81,450 Wood Bancorp, Inc. (c)..........          698,475      1,323,563
        90,000 Logansport Financial Corp. (c)..        1,050,000      1,192,500
        88,000 Classic Bancshares, Inc. (c)....        1,016,000      1,188,000
        43,967 FirstFed Bancorp, Inc. (c)......          484,747      1,187,109
        83,500 Redwood Financial, Inc. (a)(c)..          767,813        918,500
        38,000 MBLA Financial Corporation......          486,500        783,750

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

       NUMBER                                                                     COST          VALUE
     OF SHARES                                                                  (NOTE 1)       (NOTE 1)
     ---------                                                                  --------       --------

               COMMON AND PREFERRED STOCKS--U.S.
                (continued)
               FINANCIAL COMPANIES (continued)
        49,000 First Federal Financial Bancorp, Inc. (c)..................   $      534,000 $      649,250
        18,600 OSB Financial Corp.........................................          419,263        604,500
        28,400 Rowan Bancorp, Inc.........................................          347,900        511,200
        35,000 The Southern Banc Company, Inc.............................          431,172        503,125
        25,000 Catskill Financial Corporation.............................          262,500        409,375
        10,000 Peoples Financial Corporation..............................          122,500        152,500
        10,000 Liberty Savings Bank, F.S.B................................          120,000        147,500
                                                                             -------------- --------------
                                                                                 31,753,092     46,645,562
                                                                             -------------- --------------
               UTILITIES (0.84%)
       574,999 CalEnergy Company, Inc. (a)................................       11,055,800     19,549,966
        49,000 CalEnergy Capital Trust $6.25 Conv. Pfd. "TIDES' (b).......        2,450,000      3,160,500
       385,000 The Montana Power Company..................................        8,491,989      8,277,500
        65,000 Idaho Power Company........................................        1,604,025      1,933,750
                                                                             -------------- --------------
                                                                                 23,601,814     32,921,716
                                                                             -------------- --------------
               REAL ESTATE (2.45%)
       265,000 Catellus Development Corporation $3 5/8 Conv. Pfd.
                Series "B' (b)............................................       11,584,106     20,670,000
       385,000 Catellus Development Corporation (a).......................        2,976,387      5,871,250
       590,000 Crescent Real Estate Equities, Inc.........................        9,118,757     15,782,500
       353,780 J.C. Nichols Company (a)(c)................................        2,821,396     11,851,630
         4,913 Security Capital Group Incorporated (a)(b)(e)..............        4,060,000      5,501,614
       221,344 Security Capital Atlantic Incorporated (b)(e)..............        3,562,562      4,875,652
       151,546 Security Capital Pacific Trust.............................        2,512,953      3,693,934
       100,000 Security Capital Pacific Trust $1.75 Conv. Pfd. Series "A'.        2,269,000      3,250,000
       175,000 Security Capital U.S. Realty...............................        1,949,581      2,450,000
        50,000 Security Capital Industrial Trust $1.75 Conv. Pfd.
                Series "B'................................................        1,193,710      1,350,000
       268,825 Alico, Inc.................................................        5,226,903      5,309,294
        65,000 St. Joe Corporation........................................        3,478,525      4,801,875
       275,000 Castle & Cooke, Inc. (a)...................................        4,116,485      4,090,625
       222,727 Pacific Retail Trust (e)...................................        2,450,000      2,450,000
       125,000 Price Enterprises, Inc.....................................        1,898,512      2,296,875
        43,589 Homestead Village Incorporated.............................          653,909        735,564
        29,243 Homestead Village Incorporated Warrants (a)................          212,416        212,012
        43,147 Sonesta International Hotels Corporation...................          353,259        423,380
                                                                             -------------- --------------
                                                                                 60,438,461     95,616,205
                                                                             -------------- --------------
               COMMON AND PREFERRED STOCKS--NON U.S.
               GOLD RELATED (3.07%)
         3,205 Bank for International Settlements (U.S. Tranche)..........       16,481,286     23,732,526
         2,085 Bank for International Settlements (French Tranche)........       10,921,538     14,595,371
     2,725,000 Eltin Limited..............................................        6,212,403      6,054,109
       825,000 Newcrest Mining Limited....................................        3,695,191      2,707,245
     2,280,000 Normandy Mining Limited....................................        2,715,700      3,098,341
     1,298,450 Kidston Gold Mines Limited (a).............................        1,785,275      1,314,959

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

       NUMBER                                          COST          VALUE
     OF SHARES                                       (NOTE 1)       (NOTE 1)
     ---------                                       --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               GOLD RELATED (continued)
 1,000,000,000 Manila Mining Corporation "B'...   $      978,313 $      796,511
       335,000 Franco-Nevada Mining Corp. Ltd..        9,714,621     15,495,248
        85,000 Euro-Nevada Mining Corp. Ltd....          137,858      2,457,269
     1,025,000 Meridian Gold Inc. (a)..........        1,890,570      2,592,780
       850,000 Royal Oak Mines Inc. (a)........        4,089,815      2,709,375
       145,000 Placer Dome Inc.................        2,527,496      2,628,125
       225,000 Cambior Inc.....................        3,174,107      3,049,001
       824,000 Pan American Silver Corp. (a)...        2,960,418      5,597,947
       150,000 Anglo American Platinum
                Corporation Ltd................        1,077,330      1,004,525
       131,914 Anglo American Platinum
                Corporation Ltd. ADR...........          632,375        883,407
       435,000 Free State Consolidated Gold
                Mines Ltd. ADR.................        5,588,053      3,058,594
       275,000 Kloof Gold Mining Company
                Limited ADR....................        2,937,892      2,062,500
       250,000 DrieFontein Consolidated Ltd.
                ADR............................        2,946,375      2,312,500
       420,000 Harmony Gold Mining Company Ltd.
                ADR (a)........................        2,073,523      3,412,500
       150,217 Randfontein Estates Gold Mining
                Co. Witwatersrand Ltd. ADR.....        1,269,398        653,444
       120,586 JCI Limited ADR.................          588,770      1,214,036
        40,000 JCI Limited.....................          224,889        402,715
       731,708 Avgold Limited (a)..............        1,613,724      1,506,458
        30,803 Avgold Limited ADR (a)..........          858,166        634,187
       257,500 Durban Roodepoort Deep Limited
                (a)............................        2,405,575      2,111,850
       147,500 Durban Roodepoort Deep Limited
                ADR (a)........................        1,337,163      1,161,563
       372,250 St. Helena Gold Mines Ltd. ADR..        3,225,981      2,070,641
        95,250 St. Helena Gold Mines Ltd.......          666,203        549,519
        95,548 Western Areas Gold Mining
                Company Limited ADR (a)........          796,857        967,423
        48,525 Fimalac SA (a)..................        4,687,648      4,820,593
        56,000 Ashanti Goldfields Company
                Limited GDR....................        1,182,250        770,000
       924,704 Minas de Arcata S.A. (a)........        1,147,893      1,098,347
       263,900 General Oriental Investments
                Limited (a)....................        1,809,300      2,274,257
                                                  -------------- --------------
                                                     104,353,956    119,797,866
                                                  -------------- --------------
               UNITED KINGDOM (1.50%)
     9,375,000 Lonrho plc (21).................       18,407,436     22,468,031
     2,725,000 Antofagasta Holdings plc (21)...       10,470,366     16,326,769
     1,775,000 Royal Doulton plc (12)..........        7,053,548      8,668,146
     3,125,000 McBride plc (12)................        8,929,551      6,796,836
       200,000 Scottish Television plc (15)....        1,311,364      2,270,195
       250,000 BAA plc (9).....................        1,994,195      2,109,327
                                                  -------------- --------------
                                                      48,166,460     58,639,304
                                                  -------------- --------------
               GERMANY (3.45%)
        92,500 Buderus AG (c)(7)...............       40,147,256     45,773,196
       585,000 Bayer AG (8)....................       11,301,224     24,543,254
        17,500 Axel Springer Verlag AG (15)....        6,918,941     12,968,773
       100,000 Bertelsmann AG D.R.C. (15)......       12,591,111     12,251,606
       165,000 Hornbach Holding AG Pfd. (13)...       12,316,096     10,797,849
        12,000 Sudzucker AG Pfd. (12)..........        4,218,898      6,088,749

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

       NUMBER                                                                    COST          VALUE
     OF SHARES                                                                 (NOTE 1)       (NOTE 1)
     ---------                                                                 --------       --------

               COMMON AND PREFERRED STOCKS--NON U.S.
                (continued)
               GERMANY (continued)
       165,000 IVG Holding AG (19).......................................   $    5,486,948 $    5,699,686
        25,000 IVG Holding AG-New (19)...................................          785,522        806,813
       135,000 SKW Trostberg AG (6)......................................        3,268,590      4,397,131
        10,000 Degussa AG (8)............................................        2,526,412      4,255,192
        20,000 SAP AG Pfd. (11)..........................................          382,996      3,402,958
       150,000 Deutsche Lufthansa AG (9).................................          759,338      2,160,466
        13,269 Signalbau Huber AG (9)....................................        2,035,499      1,784,267
                                                                            -------------- --------------
                                                                               102,738,831    134,929,940
                                                                            -------------- --------------
               FRANCE (6.00%)
       200,000 Legrand ADP (7)...........................................       13,631,730     25,413,186
       205,000 Elf Aquitaine (2).........................................       15,440,202     21,020,970
       150,000 Compagnie Generale des Eaux (18)..........................       15,755,098     20,392,749
        41,736 Compagnie Generale des Eaux nouvelle (18).................        5,287,117      5,674,079
        40,000 Eurafrance (20)...........................................       16,509,647     18,823,529
        55,000 Compagnie Generale d'Industrie et de
                Participations (20)......................................       14,959,505     16,909,543
        63,814 Promodes C.I. (13)........................................        3,132,266     16,103,764
         5,000 Promodes (13).............................................          898,358      1,692,731
       235,000 Eramet (1)................................................       14,319,405     11,902,435
        17,803 Societe Sucriere de Pithiviers le Vieil (4)...............        5,910,020     11,674,617
       155,000 Emin Leydier (c)(3).......................................        7,930,177     11,569,220
       150,000 C.G.D.E. Michelin "B' (5).................................        6,803,865      8,916,830
       125,000 Gaumont SA (15)...........................................        6,502,574      8,885,730
        65,500 NSC Groupe (c)(7).........................................       11,903,500      8,334,459
        20,000 Sagem ADP (10)............................................        6,092,751      6,468,811
        20,000 Elf Gabon (2).............................................        2,971,712      6,280,434
        41,788 Sabeton SA (a)(c)(20).....................................        5,791,836      5,866,806
        71,342 La Brosse et Dupont (a)(c)(12)............................        3,799,228      5,172,834
        73,424 Crometal (7)..............................................        4,974,898      4,566,981
        10,255 Taittinger (12)...........................................        3,622,124      4,082,317
        12,925 Taittinger C.I. (12)......................................        3,207,121      3,319,109
        37,235 Conflandey (1)............................................        1,782,366      2,031,481
        10,000 Marie Brizard et Roger International, SA (12).............        2,187,987      1,881,998
        10,479 Robertet SA (12)..........................................          781,686      1,661,146
         5,112 Robertet SA C.I. (12).....................................          527,638      1,009,318
        12,000 Radiall (10)..............................................          296,141      1,465,079
         6,348 Societe Francaise des Papiers Peints (12).................          891,641      1,297,352
        36,500 C.E.E. (Continentale d'Equipements Electriques) (a)(c)(7).        4,590,041      1,167,585
        24,113 Precia SA (7).............................................        1,161,860        707,063
                                                                            -------------- --------------
                                                                               181,662,494    234,292,156
                                                                            -------------- --------------
               BELGIUM (0.28%)
        55,000 Deceuninck Plastics Industries SA (6).....................        6,197,738     11,125,440
                                                                            -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

       NUMBER                                          COST          VALUE
     OF SHARES                                       (NOTE 1)       (NOTE 1)
     ---------                                       --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               AUSTRIA (0.33%)
        97,500 VAE AG (c)(9)...................   $    8,986,829 $    9,652,893
        70,000 Flughafen Wien AG (9)...........        3,050,969      3,190,422
                                                  -------------- --------------
                                                      12,037,798     12,843,315
                                                  -------------- --------------
               SWITZERLAND (1.76%)
        45,000 Societe Generale d'Affichage
                D.R.C. (15)....................       15,446,406     17,439,446
        20,500 Kuhne & Nagel International AG
                Bearer (9).....................       12,089,869     11,392,042
        46,500 Sika Finanz AG Bearer (6).......       10,825,669     11,295,156
         7,000 Schindler Holding AG PC (7).....        6,240,059      8,361,246
         3,500 Lindt & Sprungli AG PC (12).....        3,143,266      5,801,038
        25,000 Safra Republic Holdings SA
                Bearer (17)....................        1,577,985      4,862,500
        26,286 Swissair AG D.R.C (a)(9)........        2,059,560      4,265,790
        12,500 Vetropack Holding AG PC (12)....        2,815,230      3,027,682
           425 Vetropack Holding AG Bearer
                (12)...........................        1,005,988      1,000,000
        20,000 Pelikan Holdings AG Bearer
                (a)(12)........................        2,426,629      1,213,841
                                                  -------------- --------------
                                                      57,630,661     68,658,741
                                                  -------------- --------------
               NETHERLANDS (1.71%)
       555,000 Philips Electronics NV ADR (10).       14,428,603     24,697,500
       255,000 Randstad Holding NV (16)........        4,293,037     21,850,551
       300,000 Apothekers Cooperatie OPG U.A.
                (14)...........................        7,402,844      9,180,904
       275,000 Holdingmaatschappij de Telegraaf
                NV (15)........................        2,087,913      5,927,670
       225,000 German City Estates NV (c)(19)..        3,713,179      3,317,100
        50,000 Content Beheer NV (16)..........          685,664      1,769,652
                                                  -------------- --------------
                                                      32,611,240     66,743,377
                                                  -------------- --------------
               NORWAY (0.42%)
       815,000 Schibsted ASA (15)..............        9,864,917     16,508,700
                                                  -------------- --------------
               DENMARK (0.56%)
       300,000 Carlsberg International A/S, "B'
                (12)...........................       14,720,395     18,724,649
        18,000 Kobenhavns Lufthavne A/S (9)....          794,222      1,867,748
        24,500 Aarhus Oliefabrik A/S, "A' (4)..          915,454      1,232,588
                                                  -------------- --------------
                                                      16,430,071     21,824,985
                                                  -------------- --------------
               SWEDEN (1.37%)
       805,000 AssiDoman AB (3)................       17,660,850     21,292,776
       450,000 Investor AB "B' (20)............       18,179,689     21,067,945
       535,000 IRO AB (7)......................        5,641,561      5,908,084
       450,000 Bylock & Nordsjofrakt AB "B'
                (9)............................        4,212,965      5,266,986
                                                  -------------- --------------
                                                      45,695,065     53,535,791
                                                  -------------- --------------
               FINLAND (0.26%)
       157,500 Vaisala Oy A (11)...............        5,655,621     10,266,657
                                                  -------------- --------------
               SPAIN AND PORTUGAL (0.43%)
       575,000 Espirito Santo Financial
                Holdings SA ADR (17)...........        6,980,550      8,409,375
        60,000 Corporacion Financiera Alba SA
                (20)...........................        4,212,472      5,938,363

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

       NUMBER                                          COST          VALUE
     OF SHARES                                       (NOTE 1)       (NOTE 1)
     ---------                                       --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               SPAIN AND PORTUGAL (continued)
        65,000 Companhia de Celulose do Caima
                (3)............................   $    1,182,050 $    1,415,436
       166,612 Omsa Alimentacion SA (12).......          796,491        973,821
                                                  -------------- --------------
                                                      13,171,563     16,736,995
                                                  -------------- --------------
               ITALY (1.16%)
     1,475,000 Istituto Finanziario Industriale
                SpA Privileged Shares (20).....       13,925,913     19,231,459
    28,750,000 Montedison SpA Non Convertible
                Savings (a)(21)................       15,096,404     18,656,549
     1,205,000 Arnoldo Mondadori Editore SpA
                (15)...........................        8,755,516      7,567,285
                                                  -------------- --------------
                                                      37,777,833     45,455,293
                                                  -------------- --------------
               GREECE (0.11%)
        40,340 Titan Cement Co. (6)............        1,189,703      2,899,646
         8,310 Titan Cement Co. Pfd. (6).......          200,500        378,410
       343,930 H. Benrubi & Fils SA (12).......        2,021,286        873,674
       141,160 H. Benrubi & Fils SA Pfd. (12)..          672,670        324,054
                                                  -------------- --------------
                                                       4,084,159      4,475,784
                                                  -------------- --------------
               TURKEY (0.08%)
   185,079,104 Medya Holding A.S. (15).........        7,796,583      1,776,052
   100,000,000 Sabah Yayincilik A.S. (15)......        2,327,839      1,488,387
                                                  -------------- --------------
                                                      10,124,422      3,264,439
                                                  -------------- --------------
               ISRAEL (0.15%)
     1,299,705 The Israel Land Development
                Company Ltd. (21)..............        5,616,066      5,921,304
                                                  -------------- --------------
               SOUTH AFRICA (0.08%)
       200,000 Omni Media Corporation (15).....        1,248,839      3,076,923
                                                  -------------- --------------
               COMMONWEALTH OF INDEPENDENT
               STATES (0.09%)
        35,000 OJSC LUKoil ADR (2).............          978,125      1,968,750
       556,624 Firebird Fund L.P.
                (a)(b)(e)(22)..................        1,000,000      1,738,949
                                                  -------------- --------------
                                                       1,978,125      3,707,699
                                                  -------------- --------------
               INDIA AND PAKISTAN (0.03%)
       200,000 The Pakistan Investment Fund,
                Inc. (22)......................        1,100,170      1,050,000
                                                  -------------- --------------
               SINGAPORE AND MALAYSIA (0.57%)
     1,675,000 Rothmans Industries Ltd. (12)...        6,627,810      7,769,124
     2,775,000 Times Publishing Limited (15)...        6,592,189      5,993,769
     1,175,000 Singapore Bus Service Ltd. (9)..        8,499,651      5,856,698
       750,000 Clipsal Industries Ltd. (6).....        1,846,256      2,775,000
                                                  -------------- --------------
                                                      23,565,906     22,394,591
                                                  -------------- --------------
               HONG KONG (1.42%)
    64,577,348 CDL Hotels International Limited
                (19)...........................       26,280,045     31,877,393
    20,000,000 Shaw Brothers (Hong Kong)
                Limited (15)...................       23,708,856     20,648,625
     3,500,000 South China Morning Post
                Holdings Corp. (15)............        1,457,554      2,981,145
                                                  -------------- --------------
                                                      51,446,455     55,507,163
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

       NUMBER                                          COST          VALUE
     OF SHARES                                       (NOTE 1)       (NOTE 1)
     ---------                                       --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               PHILIPPINES (0.02%)
     1,385,598 International Container Terminal
                Services, Inc. (a)(9)..........   $      500,000 $      827,733
                                                  -------------- --------------
               SOUTH KOREA (0.49%)
       175,000 LG Industrial Systems (7).......        5,344,732      2,853,155
       293,229 LG Electronics Inc. Pfd. (10)...        6,746,087      1,588,119
       225,000 LG Electronics Inc. GDS (10)....        2,022,454        703,125
       100,198 Samsung Electronics Co., Ltd.
                Pfd. (10)......................        8,159,748      3,457,418
         3,386 Samsung Electronics Co., Ltd.
                (10)...........................          421,035        226,490
         5,361 Samsung Electronics Co., Ltd.
                GDS (10).......................          244,222        109,632
        72,500 Young Chang Akki Co. (12).......        3,641,775      1,862,088
        90,680 Cheil Jedang Corporation Pfd.
                (21)...........................        2,421,310      1,518,928
        73,829 Cheil Jedang Corporation (21)...        3,305,229      3,784,200
        89,880 Ssangyong Cement Industries Pfd.
                (6)............................        1,649,368        602,211
       100,000 Choong Nam Spinning (a)(12).....        1,747,203      1,228,364
        40,032 Korean Air Lines (a)(9).........          835,721        666,082
        58,905 Korean Air Lines Pfd. (a)(9)....          990,173        405,198
                                                  -------------- --------------
                                                      37,529,057     19,005,010
                                                  -------------- --------------
               JAPAN (5.65%)
     1,175,000 Fuji Photo Film Co., Ltd. (12)..       29,580,779     38,675,698
     2,000,000 The Tokio Marine & Fire
                Insurance Co., Ltd. (17).......       22,310,151     20,380,105
       435,000 Ito-Yokado Co., Ltd. (13).......       21,524,326     19,348,969
       265,000 Secom Co., Ltd. (16)............       14,490,872     14,894,865
     2,575,000 The Dai-Tokyo Fire & Marine
                Insurance Co., Ltd. (17).......       17,171,132     12,494,945
       765,000 Shimano Inc. (12)...............       15,376,273     12,373,635
        95,000 Toho Co., Ltd. (15).............       14,300,361     12,369,592
       900,000 Shiseido Company, Limited (12)..       10,478,761     11,645,774
     2,000,000 The Nichido Fire & Marine
                Insurance Co., Ltd. (17).......       13,801,172     10,804,691
     1,185,414 Hitachi, Ltd. (11)..............        9,231,518     10,545,535
     1,450,000 Aida Engineering, Ltd. (7)......       10,439,403      8,923,979
     1,165,000 Nisshinbo Industries, Inc. (12).       11,563,301      7,697,574
     2,225,000 Hanshin Electric Railway Co.,
                Ltd. (9).......................        9,552,050      7,485,645
       353,500 Chofu Seisakusho Co., Ltd. (12).        7,177,881      5,917,873
     1,000,000 Nittetsu Mining Co., Ltd. (1)...        8,994,790      5,903,761
       150,000 Asatsu Inc. (15)................        5,879,759      3,894,056
     1,419,000 Iino Kaiun Kaisha, Ltd. (a)(9)..        7,763,393      3,752,632
       800,000 The Koa Fire & Marine Insurance
                Co., Ltd. (17).................        5,110,243      3,720,178
       750,000 The Dowa Fire & Marine Insurance
                Co., Ltd. (17).................        4,134,407      3,081,278
       165,000 Tsutsumi Jewelry Co., Ltd. (13).        8,417,467      3,029,114
       274,000 Shoei Co., Ltd. (20)............        2,300,697      1,883,542
       150,000 Japan Airport Terminal Co., Ltd.
                (9)............................        1,831,378      1,492,115
        27,500 Fast Retailing Co., Ltd. (13)...        1,317,123        560,453
                                                  -------------- --------------
                                                     252,747,237    220,876,009
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

       NUMBER                                          COST          VALUE
     OF SHARES                                       (NOTE 1)       (NOTE 1)
     ---------                                       --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               AUSTRALIA AND NEW ZEALAND
               (1.59%)
    10,783,199 Carter Holt Harvey Limited (3)..   $   19,299,390 $   22,872,486
     2,250,000 Independent Press Communications
                Limited
                5% Conv. Pfd. (15).............       12,461,930     12,283,386
    12,748,416 Shortland Properties Limited
                (c)(19)........................        5,349,478      8,599,909
     7,267,403 Spotless Services Limited (16)..        3,925,958      7,416,857
     8,333,400 Tasman Agriculture Limited
                (c)(4).........................        5,400,158      5,100,007
     1,000,000 The Colonial Motor Company
                Limited (13)...................          899,859      2,308,894
     3,852,700 Wrightson, Limited (4)..........        3,965,324      2,250,663
     2,605,100 Apple Fields Limited (a)(c)(4)..        2,176,246        887,741
       740,000 Damba Holdings Limited (c)(13)..          400,559        298,487
                                                  -------------- --------------
                                                      53,878,902     62,018,430
                                                  -------------- --------------
               CANADA (1.57%)
     1,015,000 Canadian Pacific Limited (21)...       17,926,035     24,360,000
     1,000,000 Noranda, Inc. (21)..............       19,207,138     22,151,556
       205,000 Canadian National Railway
                Company (9)....................        5,560,082      7,251,875
       375,000 Dofasco Inc. (1)................        5,193,171      6,233,513
        50,000 Dofasco Inc. C$2.60 Conv. Pfd.,
                Class "C' (1)..................        1,105,897      1,190,691
                                                  -------------- --------------
                                                      48,992,323     61,187,635
                                                  -------------- --------------
               MEXICO (0.51%)
     3,875,000 Industrias Penoles S.A. de C.V.
                (1)............................        9,768,204     19,115,229
        35,000 Grupo Televisa S.A. GDR (a)(15).          862,383        870,625
                                                  -------------- --------------
                                                      10,630,587     19,985,854
                                                  -------------- --------------
               ARGENTINA (0.61%)
     7,150,000 Siderca S.A.I.C. (2)............        4,877,208     15,088,763
     5,843,427 Ledesma S.A.A.I. (4)............        6,965,782      6,487,177
       650,000 IRSA Inversiones y
                Representaciones S.A. (19).....        1,532,993      2,437,866
                                                  -------------- --------------
                                                      13,375,983     24,013,806
                                                  -------------- --------------
               MISCELLANEOUS (0.51%)
       225,000 Banco Latinoamericano de
                Exportaciones S.A., Class "E'
                (Bladex) (17)..................        8,192,890     10,631,250
       405,000 Minorco SA ADR (1)..............        6,673,995      9,416,250
                                                  -------------- --------------
                                                      14,866,885     20,047,500
                                                  -------------- --------------
               TOTAL COMMON AND PREFERRED
               STOCKS..........................    1,978,746,420  2,353,951,410
                                                  -------------- --------------
   PRINCIPAL
    AMOUNT
   ---------
               BONDS, NOTES AND CONVERTIBLE
                BONDS
                U.S. DOLLAR CONVERTIBLE BONDS
               (3.07%)
   $ 2,500,000 Tubos de Acero de Mexico, S.A. 7
                1/2% due 6/12/1997 (2).........        2,491,486      3,556,250
     1,000,000 NovaCare, Inc. 5 1/2% due
                1/15/2000 (14).................          910,646        920,000
     5,320,000 Gold Mines of Kalgoorlie 7 1/2%
                due 2/28/2000 (1)..............        4,647,236      5,891,900
     1,000,000 Homestake Mining Company 5 1/2%
                due 6/23/2000 (b)(1)...........          946,400        995,000
     3,250,000 Chiron Corporation 1.9% due
                11/17/2000 (b)(14).............        2,667,117      2,864,063

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

   PRINCIPAL                                           COST          VALUE
    AMOUNT                                           (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR CONVERTIBLE BONDS
               (continued)
   $ 5,595,000 PT Pabrik Kertas Tjiwi Kimia 7
                1/4% due 4/12/2001 (3).........   $    5,255,783 $    5,730,231
     4,000,000 Apple Computer, Inc. 6% due
                6/01/2001 (b)(11)..............        3,922,470      3,450,000
     1,000,000 Apple Computer, Inc. 6% due
                6/01/2001 (11).................          841,447        862,500
       650,000 Acer Inc. 4% due 6/10/2001 (11).          862,900      2,827,500
     1,500,000 Medya International Ltd. 10% due
                6/28/2001 (15).................        1,299,978      1,230,000
     2,500,000 International Container Terminal
                Services, Inc.
                5% due 9/15/2001 (e)(9)........        2,142,085      2,375,000
     1,500,000 Yangming Marine Transport
                Corporation
                2% due 9/22/2001 (9)...........        1,737,000      1,740,000
       500,000 Fabri-Centers of America, Inc. 6
                1/4% due 3/01/2002 (13)........          412,665        479,375
       945,000 Roy F. Weston, Inc. 7% due
                4/15/2002 (7)..................          861,733        831,600
     3,250,000 Pegasus Gold Inc. 6 1/4% due
                4/30/2002 (1)..................        3,576,000      2,876,250
       250,000 Pegasus Gold Inc. 6 1/4% due
                4/30/2002 (b)(1)...............          222,733        221,250
     8,960,000 Cetus Corp. 5 1/4% due 5/21/2002
                (14)...........................        8,655,200      8,646,400
     3,665,000 Coeur d'Alene Mines Corporation
                6% due 6/10/2002 (1)...........        3,253,475      3,316,825
     6,810,000 Coeur d'Alene Mines Corporation
                6 3/8% due 1/31/2004 (1).......        6,762,434      6,435,450
     1,600,000 P.T. Inti Indorayon Utama 5 1/2%
                due 10/01/2002 (3).............        2,041,525      1,892,000
     6,515,000 P.T. Inti Indorayon Utama 7% due
                5/02/2006 (3)..................        5,339,245      5,049,125
     1,200,000 CML Group Inc. 5 1/2% due
                1/15/2003 (b)(13)..............          944,587        852,000
     1,050,000 CML Group Inc. 5 1/2% due
                1/15/2003 (13).................          835,401        745,500
       350,000 Ashanti Goldfields Company
                Limited
                5 1/2% due 3/15/2003 (1).......          301,745        301,000
     4,550,000 Sincere Navigation Corporation
                3 3/4% due 5/26/2003 (9).......        4,772,000      5,164,250
     3,000,000 IRSA Inversiones y
                Representaciones S.A.
                4 1/2% due 8/02/2003 (b)(19)...        2,982,010      3,180,000
     1,500,000 IRSA Inversiones y
                Representaciones S.A.
                4 1/2% due 8/02/2003 (19)......        1,489,520      1,590,000
     1,000,000 Agnico-Eagle Mines Limited 3
                1/2% due 1/27/2004 (1).........          788,901        818,750
     3,920,000 Battle Mountain Gold Company 6%
                due 1/04/2005 (1)..............        2,947,068      3,351,600
    12,000,000 Scandinavian Broadcasting System
                SA
                7 1/4% due 8/01/2005 (15)......       11,640,218     10,950,000
     1,200,000 Builders Transport, Inc. 8% due
                8/15/2005 (9)..................          742,870        798,000
     5,460,000 Far Eastern Textile 4% due
                10/07/2006 (12)................        6,241,825      6,715,800
    10,000,000 Cheil Jedang Corporation 3% due
                12/31/2006 (21)................       12,158,928     12,050,000
     2,690,000 Evans & Sutherland Computer
                Corporation
                6% due 3/01/2012 (11)..........        1,873,768      2,373,925
     4,912,811 Security Capital Group, Inc.
                12% due 6/30/2014 (b)(e)(19)...        2,940,000      3,984,214
     5,366,000 Air & Water Technologies Corp.
                8% due 5/15/2015 (7)...........        4,643,412      4,735,495
                                                  -------------- --------------
                                                     114,151,811    119,801,253
                                                  -------------- --------------
               U.S. DOLLAR BONDS AND NOTES
               (8.34%)
     1,750,000 Manufacturers Hanover Trust Co.
                FRN due 7/15/1997
                (5.8125 @ 3/31/1997) (17)......        1,775,375      1,751,312

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

   PRINCIPAL                                            COST          VALUE
    AMOUNT                                            (NOTE 1)       (NOTE 1)
   ---------                                          --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR BONDS AND NOTES
               (continued)
   $ 1,000,000 Lonrho Finance plc FRN due
                7/21/1997
                (6.8125% @ 3/31/1997) (21)......   $      999,749 $    1,001,000
     2,000,000 Telebras SA 10% due 10/22/1997
                (18)............................        1,992,245      2,027,500
     4,500,000 IRSA Inversiones y
                Representaciones S.A. 8 7/8% due
                3/03/1999 (19)..................        4,290,444      4,500,000
     3,300,000 Tubos de Acero de Mexico, S.A. 10
                1/2% due
                3/10/1999 (e)(2)................        3,260,288      3,366,000
     1,500,000 Tubos de Acero de Mexico, S.A. 13
                3/4% due 12/08/1999 (2).........        1,376,452      1,666,875
     3,800,000 Cemex SA 10% due 11/05/1999 (6)..        3,684,286      3,933,000
       500,000 Cemex SA 9 1/2% due 9/20/2001
                (6).............................          272,361        505,625
     6,500,000 Global Marine Inc. 12 3/4% due
                12/15/1999 (2)..................        7,013,750      6,914,375
     5,500,000 Wells Fargo & Co. FRN due
                4/28/2000
                (5.8125% @ 3/31/1997) (17)......        5,368,789      5,484,325
     2,000,000 Den Danske Bank FRN due 6/30/2000
                (5.6875% @ 3/31/1997) (17)......        1,984,960      1,985,000
     1,500,000 P.T. Inti Indorayon Utama 9 1/8%
                due 10/15/2000 (3)..............        1,359,769      1,518,750
     1,737,600 GTE Finance Corp. 7% due
                11/07/2000 (17).................        1,691,992      1,765,836
     1,000,000 Republic New York Corporation 9
                3/4% due
                12/01/2000 (17).................        1,000,000      1,088,978
     5,550,000 USAir Group, Inc. 9 5/8% due
                2/02/2001 (9)...................        4,481,859      5,591,625
     6,600,000 USAir Group, Inc. 10% due
                7/01/2003 (9)...................        4,994,161      6,649,500
     1,000,000 Bayou Steel Corporation 10 1/4%
                due 3/01/2001 (1)...............          933,625        975,000
     4,800,000 PT Pabrik Kertas Tjiwi Kimia 13
                1/4% due 8/01/2001 (3)..........        4,932,750      5,412,000
     5,250,000 Rowan Companies, Inc. 11 7/8% due
                12/01/2001 (2)..................        5,597,000      5,617,500
     7,477,000 Republic Engineered Steels, Inc.
                9 7/8% due
                12/15/2001 (1)..................        7,106,381      6,691,915
     1,643,000 General Host Co. 11 1/2% due
                2/15/2002 (13)..................        1,466,176      1,591,656
     4,000,000 Florsheim Group Inc. 12 3/4% due
                9/01/2002 (13)..................        3,632,992      4,430,000
     5,325,000 Golden Books Family
                Entertainment, Inc. 7.65% due
                9/15/2002 (15)..................        4,360,860      4,859,063
     1,000,000 Banco Safra SA 10 3/8% due
                10/28/2002 (b)(17)..............          986,751        993,750
     6,310,000 The Pacific Lumber Company 10
                1/2% due 3/01/2003 (3)..........        6,025,420      6,467,750
     1,605,000 Cobb Theatres 10 5/8% due
                3/01/2003 (b)(15)...............        1,626,938      1,657,163
     5,392,000 Pamida Holdings Corp. 11 3/4% due
                3/15/2003 (13)..................        4,785,732      4,866,280
     4,100,000 Outlet Broadcasting, Inc. 10 7/8%
                due 7/15/2003 (15)..............        4,154,352      4,465,060
     6,130,000 Noble Drilling Corporation 9 1/4%
                due 10/01/2003 (2)..............        6,057,495      6,497,800
     5,500,000 The Southland Corporation 5% due
                12/15/2003 (13).................        4,025,300      4,413,750
     1,500,000 Vital Forsikring FRN due
                12/22/2003
                (6.8906% @ 3/31/1997) (17)......        1,495,193      1,515,000
     2,000,000 CalEnergy Company, Inc. 10 1/4%
                due 1/15/2004 (18)..............        1,553,590      2,140,000
    10,000,000 MFS Communications Company, Inc.
                9 3/8% due 1/15/2004 (0% @
                3/31/1997) (a)(11)..............        6,777,581      9,087,500
     2,000,000 Anacomp, Inc. 10 7/8% 4/01/2004
                (b)(11).........................        1,964,205      1,930,000
     4,589,000 The Southland Corporation 4% due
                6/15/2004 (13)..................        2,921,087      3,327,025
       500,000 Gerrity Oil & Gas Corp. 11 3/4%
                due 7/15/2004 (2)...............          420,861        542,500
    11,500,000 Riverwood International
                Corporation 10 1/4% due
                4/01/2006 (3)...................       11,429,606     10,695,000

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

   PRINCIPAL                                           COST          VALUE
    AMOUNT                                           (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR BONDS AND NOTES
               (continued)
   $16,500,000 Riverwood International
                Corporation 10 7/8% due
                4/01/2008 (3)..................   $   16,419,949 $   13,695,000
     2,000,000 Grupo Televisa 13 1/4% due
                5/15/2008
                (0% @ 3/31/1997) (a)(15).......        1,385,795      1,300,000
       500,000 Ann Taylor Inc. 8 3/4% due
                6/15/2020 (13).................          416,452        495,000
    31,961,500 Republic of Argentina FRB due
                3/31/2005
                (6 3/4% @ 3/31/1997) (23)......       24,299,893     28,585,567
     9,000,000 Republic of Argentina Par 5 1/4%
                due 3/31/2023 (23).............        4,287,641      5,647,500
     6,000,000 Republic of Argentina Disc. FRN
                due 3/31/2023
                (6 3/8% @ 3/31/1997) (23)......        3,710,144      4,856,250
     2,610,000 Federal Republic of Brazil IDU
                FRN due 1/01/2001
                (6 1/2% @ 3/31/1997) (23)......        2,146,388      2,551,275
     8,000,000 Federal Republic of Brazil EI
                FRN due 4/15/2006
                (6 1/2% @ 3/31/1997) (23)......        5,384,032      7,135,000
     7,475,000 Federal Republic of Brazil DCB
                FRN due 4/15/2012 (6.5625% @
                3/31/1997) (23)................        5,308,522      5,905,250
    33,591,928 Federal Republic of Brazil "C'
                8% due 4/15/2014 (23)..........       16,949,812     25,004,992
     5,000,000 Federal Republic of Brazil Par
                ZL 5% due
                4/15/2024 (23).................        2,225,110      3,125,000
    10,500,000 Federal Republic of Brazil Disc.
                ZL FRN due 4/15/2024 (6 1/2% @
                3/31/1997) (23)................        6,381,084      8,432,812
    10,000,000 Republic of Ecuador Par 3 1/2%
                due 2/28/2025 (23).............        3,715,214      4,118,750
     1,500,000 Republic of Ecuador Disc. FRN
                due 2/28/2025
                (6.4375% @ 3/31/1997) (23).....          784,671        976,875
     7,000,000 United Mexican States Disc. FRN
                "A' due 12/31/2019 (6.45313% @
                3/31/1997) (23)................        5,869,344      6,138,125
     4,500,000 United Mexican States Disc. FRN
                "B' due 12/31/2019 (6 3/8% @
                3/31/1997) (23)................        3,781,607      3,945,938
     1,000,000 United Mexican States Disc. FRN
                "C' due 12/31/2019 (6 3/8% @
                3/31/1997) (23)................          840,147        876,875
     2,500,000 United Mexican States Disc. FRN
                "D' due 12/31/2019 (6.35156% @
                3/31/1997) (23)................        2,130,540      2,192,188
     1,904,760 Republic of Venezuela FLIRB "A'
                due 3/31/2007
                (6 3/4% @ 3/31/1997) (23)......        1,185,472      1,679,760
     4,285,710 Republic of Venezuela FLIRB "B'
                due 3/31/2007
                (6 3/4% @ 3/31/1997) (23)......        2,414,862      3,779,461
     9,000,000 Republic of Venezuela DCB FRN
                due 12/18/2007
                (6 1/2% @ 3/31/1997) (23)......        6,133,599      7,807,500
     2,000,000 Republic of Venezuela Disc. "A'
                FRN due 3/31/2020 (6.4375% @
                3/31/1997) (23)................        1,206,992      1,628,750
     2,000,000 Republic of Venezuela Disc. "B'
                FRN due 3/31/2020 (6 3/8% @
                3/31/1997) (23)................        1,127,145      1,628,750
     1,750,000 Central Bank of the Philippines
                NMB FRN due 1/05/2005 (6.4375%
                @ 3/31/1997) (23)..............        1,606,761      1,710,625
     1,000,000 Central Bank of the Philippines
                DCB FRN due 12/01/2009 (6 3/8%
                @ 3/31/1997) (23)..............          876,937        955,000
     6,500,000 Republic of Bulgaria Disc. "A'
                FRN due 7/28/2024 (6.5625% @
                3/31/1997) (23)................        3,314,607      3,859,375
     2,500,000 Republic of Poland PDI 4% due
                10/27/2014 (23)................        1,681,114      2,001,562

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

    PRINCIPAL                                          COST          VALUE
     AMOUNT                                          (NOTE 1)       (NOTE 1)
    ---------                                        --------       --------

                 BONDS, NOTES AND CONVERTIBLE
                  BONDS
                  (continued)
                 U.S. DOLLAR BONDS AND NOTES
                 (continued)
 $     6,250,000 Republic of Poland Disc. FRN
                  due 10/27/2024
                  (6 1/2% @ 3/31/1997) (23)....   $    4,452,979 $    6,109,375
       5,500,000 Bergen Bank Floating Rate
                  Perpetual Notes
                  (5 3/4% @ 3/31/1997) (17)....        3,888,750      4,785,000
       3,500,000 Den Norske Bank Floating Rate
                  Perpetual Notes (5.775% @
                  3/31/1997) (17)..............        2,610,000      3,045,000
       3,170,000 Den Norske Bank Floating Rate
                  Perpetual Notes
                  (5 3/4% @ 3/31/1997) (17)....        2,059,625      2,808,461
      13,600,000 Christiania Bank Floating Rate
                  Perpetual Notes
                  (5 3/4% @ 3/31/1997) (17)....        9,590,750     12,002,000
       7,000,000 Goldman Sachs Group L.P. Cocoa
                  Indexed Note 5.78125% due
                  4/29/1997 (d)(17)............        7,000,000      7,187,985
       2,028,988 Posgold Finance Ltd. 2.65%
                  Gold Denominated Note due
                  7/15/2004 (b)(d)(e)(1).......        2,028,988      1,873,946
                                                  -------------- --------------
                                                     285,015,301    325,770,360
                                                  -------------- --------------
                 U.S. TREASURY NOTES (3.12%)
       5,000,000 U.S. Treasury Note 7 3/8% due
                  11/15/1997 (23)..............        4,992,993      5,045,315
       5,000,000 U.S. Treasury Note 5 1/8% due
                  11/30/1998 (23)..............        4,795,405      4,904,690
      20,000,000 U.S. Treasury Note 7 3/4% due
                  11/30/1999 (23)..............       19,987,631     20,568,760
      30,000,000 U.S. Treasury Note 5 1/2% due
                  12/31/2000 (23)..............       29,281,051     28,828,140
      25,000,000 U.S. Treasury Note 6 1/8% due
                  12/31/2001 (23)..............       24,674,303     24,359,400
      20,000,000 U.S. Treasury Note 6 1/4% due
                  2/15/2003 (23)...............       19,689,437     19,456,260
      20,000,000 U.S. Treasury Note 5 7/8% due
                  2/15/2004 (23)...............       19,137,332     18,918,760
                                                  -------------- --------------
                                                     122,558,152    122,081,325
                                                  -------------- --------------
                 NON U.S. DOLLAR CONVERTIBLE
                 BONDS (1.74%)
 CAD   7,501,000 InterTAN Inc. 9% due 8/30/2000
                  (e)(13)......................        5,635,171      5,272,086
 CAD   2,500,000 William Resources 8% due
                  1/23/2002 (b)(e)(1)..........        1,871,748      1,914,321
 CAD   1,600,000 Noranda Inc. 5% due 4/30/2007
                  (21).........................          993,830      1,115,889
 GBP   1,000,000 Lonrho Finance plc 6% due
                  2/27/2004 (21)...............        1,445,955      1,538,906
 GBP   2,500,000 BAA plc 5 3/4% due 3/29/2006
                  (9)..........................        4,161,067      4,262,770
 GBP   8,150,000 Berisford plc 5% due 1/31/2015
                  (12).........................        7,609,600      8,428,282
 FRF  87,511,060 Immobiliere Hoteliere 5% due
                  1/01/2001 (19)...............       12,768,597     13,039,149
 FRF  14,000,000 Euro Disney SCA 6 3/4% due
                  10/01/2001 (12)..............        2,017,610      2,741,692
 FRF   7,425,000 Gaumont SA 3 3/4% due
                  1/01/2003 (15)...............        1,444,974      1,598,098
 FRF  64,000,000 Alcatel Alsthom 2 1/2% due
                  1/01/2004 (21)...............       12,379,661     13,150,880
 ECU   4,075,000 BCP Bank & Trust Co. 8 3/4%
                  due 5/21/2002 (17)...........        5,190,497      5,096,367
 ECU     500,000 Espirito Santo Financial
                  Holding SA 8 3/4% due
                  4/10/2003 (17)...............          654,418        666,863
 JPY 375,000,000 Nippon Yusen Kabushiki 2% due
                  9/29/2000 (9)................        4,255,535      3,181,359
 JPY 150,000,000 Hanshin Electric Railway Co.,
                  Ltd. 1 1/2% due 9/30/2005
                  (9)..........................        1,179,041      1,148,807
 NZD   7,412,833 Shortland Properties Limited 7
                  1/2% due
                  12/31/1998 (19)..............        3,480,838      4,845,939
                                                  -------------- --------------
                                                      65,088,542     68,001,408
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

     PRINCIPAL                                                                 COST          VALUE
      AMOUNT                                                                 (NOTE 1)       (NOTE 1)
     ---------                                                               --------       --------

                   BONDS, NOTES AND CONVERTIBLE BONDS
                    (continued)
                   NON U.S. DOLLAR BONDS AND NOTES (2.83%)
 ITL 2,700,000,000 Dresdner Bank Zero Coupon due 7/19/2000 (a)(17).....   $    1,249,514 $    1,270,671
 ITL 1,450,000,000 European Bank for Reconstruction & Development 9
                    3/4% due 7/28/2000 (17)............................          923,672        924,679
 ITL   750,000,000 Bayerische Hypotheken Weschel-Bank 7.85% due
                    2/14/2001 (17).....................................          444,675        453,331
 ITL 5,000,000,000 American International Group 11.70% due
                    12/04/2001 (17)....................................        3,376,842      3,452,078
 ITL 1,410,000,000 Republic of Ireland 11 1/4% due 4/02/2002 (23)......          919,158        961,891
 CAD     3,000,000 Canada 9 3/4% due 5/01/2000 (23)....................        2,231,394      2,425,780
 CAD     3,000,000 Province of Alberta 10 1/4% due 8/22/2001 (23)......        2,224,787      2,536,465
 CAD     4,000,000 Province of Quebec 10 1/4% due 10/15/2001 (23)......        2,982,663      3,350,558
 CAD     5,000,000 Province of Ontario 8 3/4% due 4/22/2003 (23).......        3,912,073      4,029,270
 CAD     2,500,000 Bell Canada 8 1/2% due 6/09/2003 (18)...............        1,699,312      1,970,558
 ECU     3,000,000 Republic of France O.A.T. 6 3/4% due 4/25/2002 (23).        3,638,523      3,703,825
 DEM    15,635,000 Air Canada Variable Rate Perpetual Notes
                    (4 5/8% 3/31/1997) (9).............................        6,226,295      5,886,777
 FRF    65,685,000 United Mexican States Par 6.63% due 12/31/2019 (23).        8,324,444      8,667,338
 FRF    37,500,000 Republic of Venezuela Par 7.71% due 3/31/2020 (23)..        3,938,425      4,881,598
 ESP   650,000,000 Banco Nacional de Comercio Exterior 12.65% due
                    6/21/1998 (17).....................................        5,052,673      4,835,281
 CHF     5,500,000 Carter Holt Harvey Finance NV 5 7/8% due
                    10/16/2001 (3).....................................        3,442,279      4,192,561
 CHF     6,000,000 Air Canada 6 1/4% Perpetual Notes (9)...............        1,782,178      3,269,896
 CHF     4,100,000 Scandinavian Airlines System Variable Rate Perpetual
                    Notes (3 5/8% @ 3/31/1997) (9).....................        1,920,638      2,035,813
 NZD     1,900,000 State Bank of South Australia 9 1/4% due 10/29/1997
                    (17)...............................................        1,027,106      1,329,614
 NZD     4,000,000 Telecom Corp. of New Zealand 10% due
                    7/10/1998 (18).....................................        2,233,897      2,835,697
 NZD    12,000,000 Trans Power Finance Limited 8% due 3/15/2002 (18)...        7,900,550      8,220,056
 NZD    34,500,000 New Zealand Government 10% due 3/15/2002 (23).......       25,571,408     25,974,681
 NZD     6,581,000 Telecom Corp. of New Zealand 9 1/4% due
                    7/01/2002 (18).....................................        3,992,785      4,742,664
 NZD     2,850,000 State Bank of New South Wales 8% due
                    4/01/2003 (17).....................................        1,644,288      1,962,212
 NZD     2,000,000 Telecom Corp. of New Zealand 7 1/2% due
                    7/14/2003 (18).....................................        1,161,398      1,339,611
 ZAR    10,500,000 Escom 15% due 10/01/1998 (18).......................        2,442,175      2,364,189
 ZAR    15,000,000 Republic of South Africa 13% due 8/31/2010 (23).....        2,906,016      2,949,234
                                                                          -------------- --------------
                                                                             103,169,168    110,566,328
                                                                          -------------- --------------
                   TOTAL BONDS, NOTES AND CONVERTIBLE BONDS............      689,982,974    746,220,674
                                                                          -------------- --------------
                   SHORT-TERM INVESTMENTS (18.94%)
       $12,317,000 Samsung Electronics America, Inc. 5.52% due
                    4/01/1997..........................................       12,317,000     12,317,000
         9,000,000 AT&T Capital Corporation 5.53% due 4/01/1997........        9,000,000      9,000,000
         6,000,000 ITT Corporation 5.53% due 4/01/1997.................        6,000,000      6,000,000
        12,165,000 CSX Corporation 5.49% due 4/02/1997.................       12,163,145     12,163,145
         9,910,000 AT&T Capital Corporation 5.53% due 4/02/1997........        9,908,478      9,908,478

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

   PRINCIPAL                                            COST          VALUE
    AMOUNT                                            (NOTE 1)       (NOTE 1)
   ---------                                          --------       --------

               SHORT-TERM INVESTMENTS
                (continued)
   $22,384,000 Praxair, Inc. 5.48% due
                4/03/1997.......................   $   22,377,185 $   22,377,185
    18,698,000 ITT Corporation 5.55% due
                4/04/1997.......................       18,689,352     18,689,352
    17,324,000 ITT Corporation 5.53% due
                4/07/1997.......................       17,308,033     17,308,033
    21,717,000 Praxair, Inc. 5.45% due
                4/08/1997.......................       21,693,986     21,693,986
     9,872,000 Praxair, Inc. 5.42% due
                4/09/1997.......................        9,860,110      9,860,110
    11,485,000 Samsung Electronics America, Inc.
                5.43% due 4/09/1997.............       11,471,141     11,471,141
     5,000,000 Volvo Group Treasury NA, Inc.
                5.45% due 4/09/1997.............        4,993,944      4,993,944
    10,000,000 Burlington Northern Santa Fe
                Corporation 5.39% due 4/10/1997.        9,986,525      9,986,525
    10,068,000 Samsung Electronics America, Inc.
                5.44% due 4/10/1997.............       10,054,307     10,054,307
     8,717,000 Volvo Group Treasury NA, Inc.
                5.48% due 4/10/1997.............        8,705,058      8,705,058
    14,231,000 CSX Corporation 5.45% due
                4/11/1997.......................       14,209,456     14,209,456
    18,000,000 CSX Corporation 5.45% due
                4/11/1997.......................       17,972,750     17,972,750
    24,099,000 Praxair, Inc. 5.42% due
                4/14/1997.......................       24,051,833     24,051,833
       557,000 Hitachi Credit America Corp.
                5.38% due 4/15/1997.............          555,835        555,835
    18,011,000 CSX Corporation 5.39% due
                4/15/1997.......................       17,973,247     17,973,247
    10,000,000 Volvo Group Treasury NA, Inc.
                5.48% due 4/15/1997.............        9,978,689      9,978,689
    26,540,000 Fuji Photo Film Finance U.S.A.,
                Inc. 5 1/2% due 4/15/1997.......       26,483,234     26,483,234
    15,605,000 Lockheed Martin Corporation 5.45%
                due 4/16/1997...................       15,569,889     15,569,889
     9,801,000 Volvo Group Treasury NA, Inc.
                5.46% due 4/16/1997.............        9,778,703      9,778,703
    24,087,000 CSX Corporation 5.40% due
                4/17/1997.......................       24,029,191     24,029,191
     5,747,000 Fuji Photo Film Finance U.S.A.,
                Inc. 5.41% due 4/17/1997........        5,733,182      5,733,182
    18,876,000 CSX Corporation 5.43% due
                4/18/1997.......................       18,827,599     18,827,599
    10,000,000 Volvo Group Treasury NA, Inc. 5
                1/2% due 4/18/1997..............        9,974,028      9,974,028
     8,354,000 Toshiba Capital (Asia) Limited
                5.32% due 4/21/1997.............        8,329,309      8,329,309
    20,206,000 Reynolds Metals Company 5.46% due
                4/21/1997.......................       20,144,708     20,144,708
    13,500,000 AT&T Capital Corporation 5.57%
                due 4/22/1997...................       13,456,136     13,456,136
     7,000,000 Samsung Electronics America, Inc.
                5.58% due 4/22/1997.............        6,977,215      6,977,215
    14,209,000 AT&T Capital Corporation 5.57%
                due 4/23/1997...................       14,160,634     14,160,634
     5,395,000 Union Pacific Corporation 5.77%
                due 4/23/1997...................        5,375,977      5,375,977
    19,905,000 Fiat Finance U.S.A., Inc. 5.46%
                due 4/24/1997...................       19,835,565     19,835,565
    19,263,000 Volvo Group Treasury NA, Inc.
                5.38% due 4/25/1997.............       19,193,910     19,193,910
    20,369,000 Volvo Group Treasury NA, Inc.
                5.38% due 4/28/1997.............       20,286,811     20,286,811
    10,484,000 Samsung Electronics America, Inc.
                5 1/2% due 4/29/1997............       10,439,152     10,439,152
     7,150,000 Samsung Electronics America, Inc.
                5.58% due 4/29/1997.............        7,118,969      7,118,969
    11,000,000 Fiat Finance U.S.A., Inc. 5 1/2%
                due 4/30/1997...................       10,951,264     10,951,264
    10,000,000 Samsung Electronics America, Inc.
                5.63% due 4/30/1997.............        9,954,647      9,954,647
    17,069,000 Burlington Northern Santa Fe
                Corporation 5.45% due 5/01/1997.       16,991,478     16,991,478
    10,953,000 Fiat Finance U.S.A., Inc. 5.55%
                due 5/02/1997...................       10,900,654     10,900,654
    12,202,000 Samsung Electronics America, Inc.
                5.65% due 5/02/1997.............       12,142,634     12,142,634
    19,454,000 CSX Corporation 5.78% due
                5/05/1997.......................       19,347,803     19,347,803
    21,769,000 Fiat Finance U.S.A., Inc. 5 1/2%
                due 5/06/1997...................       21,652,596     21,652,596

                        SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                MARCH 31, 1997

  PRINCIPAL                                         COST           VALUE
   AMOUNT                                         (NOTE 1)        (NOTE 1)
 -----------                                      --------        --------
             SHORT-TERM INVESTMENTS
              (continued)
 $ 5,988,000 Fiat Finance U.S.A., Inc. 5.51%
              due 5/06/1997.................   $    5,955,923  $    5,955,923
  22,498,000 Fiat Finance U.S.A., Inc. 5
              3/4% due 5/07/1997............       22,368,636      22,368,636
   2,881,000 Fiat Finance U.S.A., Inc. 5.48%
              due 5/08/1997.................        2,864,773       2,864,773
  14,000,000 Samsung Electronics America,
              Inc. 5.48% due 5/08/1997......       13,921,149      13,921,149
   3,000,000 Fiat Finance U.S.A., Inc. 5.53%
              due 5/08/1997.................        2,982,949       2,982,949
  23,649,000 CSX Corporation 5.80% due
              5/09/1997.....................       23,504,216      23,504,216
  11,208,000 Fiat Finance U.S.A., Inc. 5.54%
              due 5/12/1997.................       11,137,284      11,137,284
   7,522,000 Fiat Finance U.S.A., Inc. 5.54%
              due 5/12/1997.................        7,474,540       7,474,540
  23,264,000 CSX Corporation 5 3/4% due
              5/13/1997.....................       23,107,937      23,107,937
                                               --------------  --------------
             TOTAL SHORT-TERM INVESTMENTS...      740,242,769     740,242,769
                                               --------------  --------------
             TOTAL INVESTMENTS (98.28%).....   $3,408,972,163*  3,840,414,853**
                                               ==============
             Other assets in excess of
              liabilities (1.72%)...........                       67,393,122
                                                               --------------
             Net assets (100.00%)...........                   $3,907,807,975
                                                               ==============

-----------
 * Aggregate cost for federal income tax purposes is $3,408,277,419.

** Gross unrealized appreciation and depreciation of securities at March 31, 1997, based on cost for federal income tax purposes, were $586,061,657 and $153,924,223, respectively (net appreciation was $432,137,434).

FOREIGN CURRENCIES         INDUSTRY CLASSIFICATIONS
------------------         ------------------------
CAD--Canadian Dollar        (1) Metals and Minerals (13) Distribution
GBP--Pound Sterling         (2) Energy              (14) Health Care
FRF--French Franc           (3) Forest Products     (15) Media
ECU--European Currency
Unit                        (4) Agriculture         (16) Services
JPY--Japanese Yen           (5) Automotive          (17) Financial Institutions
NZD--New Zealand Dollar     (6) Building Materials  (18) Utilities
ITL--Italian Lira           (7) Capital Goods       (19) Real Estate
DEM--Deutsche Mark          (8) Chemicals           (20) Holding Companies
ESP--Spanish Peseta         (9) Transportation      (21) Conglomerate
CHF--Swiss Franc           (10) Electronics         (22) Investment Companies
ZAR--South African Rand    (11) Technology          (23) Government Issues
                           (12) Consumer Products
BOND TYPES
----------
FRN--Floating Rate Note
FRB--Floating Rate Bond
IDU--Interest Due Unpaid
EI--Eligible Interest
DCB--Debt Conversion Bond
"C'--Capitalization
FLIRB--Front Loaded Interest Reduction Bond
NMB--New Money Bond
PDI--Past Due Interest

                         SoGen International Fund, Inc.

                        NOTES TO SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997

(a) Non-income producing security.

(b) Can be sold only to qualified institutional buyers.

(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended March 31, 1997.

                                            Purchases            Sales      Realized  Dividend
              Affiliate                 Shares      Cost    Shares   Cost     Gain     Income
-----------------------------------------------------------------------------------------------
San Juan Basin Royalty Trust           1,290,000 $8,909,696    --       --      --   $3,063,850
North European Oil Royalty Trust          22,500    304,527    --       --      --      524,319
A.P. Green Industries, Inc.                  --         --     --       --      --       93,465
Kaiser Ventures Inc.                     226,500  2,301,995    --       --      --      --
LeaRonal, Inc.                            59,500  1,305,083    --       --      --      384,210
Zero Corporation                         251,500  4,535,286    --       --      --      134,751
BEI Electronics Inc.                         --         --  12,300 $130,375 $43,025      32,000
Baldwin Piano & Organ Company                --         --     --       --      --          --
Plasti-Line, Inc.                            --         --  64,600  811,961 251,561         --
UniFirst Corporation                     156,500  3,196,432    --       --      --       82,305
Texarkana First Financial Corporation        --         --     --       --      --      358,800
East Texas Financial Services, Inc.          --         --     --       --      --       17,000
Wood Bancorp, Inc.                           --         --     --       --      --       27,693
Logansport Financial Corp.                   --         --     --       --      --      306,000
Classic Bancshares, Inc.                     --         --     --       --      --       11,440
FirstFed Bancorp, Inc.                       --         --     --       --      --       49,243
Redwood Financial, Inc.                    8,500     85,000    --       --      --          --
First Federal Financial Bancorp, Inc.     49,000    534,000    --       --      --       10,290
J.C. Nichols Company                         --         --   1,500   49,873  37,911         --
Emin Leydier                               5,066    344,320    --       --      --       81,880
NSC Groupe                                 4,086    539,643    --       --      --      230,664
Sabeton SA                                   854    116,429    --       --      --          --
La Brosse et DuPont                          --         --     --       --      --          --
C.E.E. (Continentale
  d'Equipements Electriques)                 --         --     --       --      --          --
VAE AG                                    22,500  2,044,254    --       --      --      174,359
German City Estates NV                    70,000    951,829    --       --      --       72,337
Shortland Properties, Limited                --         --     --       --      --      348,510
Tasman Agriculture Limited             1,729,400  1,420,750    --       --      --      141,083
Apple Fields Limited                     292,000    129,490    --       --      --          --
Damba Holdings Limited                       --         --     --       --      --       20,346

(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e) Security for which there are less than three market makers.

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997

ASSETS:
 Investments, at value (Note 1):
  Common and preferred stock (identified cost, $1,978,746,420)....... $2,353,951,410
  Bonds, notes and convertible bonds (identified cost, $689,982,974).    746,220,674
  Short-term investments (amortized cost, $740,242,769)..............    740,242,769
                                                                      --------------
   Total investments (cost, $3,408,972,163)..........................  3,840,414,853
 Cash................................................................      3,267,392
 Receivable for investment securities sold...........................     11,671,141
 Receivable for forward currency contracts held, at value
   (Notes 1 and 6)...................................................     43,029,798
 Receivable for Fund shares sold.....................................      8,812,479
 Accrued interest and dividends receivable...........................     23,907,394
 Prepaid expenses and other assets...................................          4,138
                                                                      --------------
   TOTAL ASSETS......................................................  3,931,107,195
                                                                      --------------
LIABILITIES:
 Payable for investment securities purchased.........................      7,180,877
 Payable for forward currency contracts held, at value
   (Notes 1 and 6)...................................................        766,284
 Payable for Fund shares redeemed....................................      4,468,053
 Investment advisory fees payable (Note 2)...........................      7,289,206
 Distribution fees payable (Note 3)..................................      2,350,400
 Directors' fees payable (Note 2)....................................         28,200
 Accrued expenses and other liabilities..............................      1,216,200
                                                                      --------------
   TOTAL LIABILITIES.................................................     23,299,220
                                                                      --------------
NET ASSETS:
 Capital stock (par value, $0.001 per share).........................        146,457
 Capital surplus.....................................................  3,350,569,039
 Net unrealized appreciation (depreciation) on:
  Investments........................................................    431,442,690
  Forward currency contracts.........................................     42,263,514
  Foreign currency related transactions..............................       (284,649)
 Undistributed net realized gains on investments.....................     48,732,593
 Undistributed net investment income.................................     34,938,331
                                                                      --------------
   NET ASSETS (Note 1)............................................... $3,907,807,975
                                                                      ==============
NET ASSET VALUE PER SHARE (based on 146,457,199 shares outstanding:
  250,000,000 shares authorized) (Note 5)............................ $        26.68
                                                                      ==============
MAXIMUM OFFERING PRICE PER SHARE ($26.68 / 96.25%)................... $        27.72
                                                                      ==============

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 1997

INVESTMENT INCOME:
 Income:
  Interest (net of $97,074 foreign taxes withheld)...............  $ 98,276,997
  Dividends (net of $2,485,957 foreign taxes withheld)...........    51,669,785
  Miscellaneous income...........................................       236,345
                                                                   ------------
  Total income from operations...................................   150,183,127
                                                                   ------------
 Expenses:
  Investment advisory fees (Note 2)..............................    26,404,805
  Distribution fees (Note 3).....................................     8,571,548
  Shareholder servicing agent fees...............................     4,147,839
  Custodian fees.................................................     2,406,202
  Registration and filing fees...................................       385,000
  Printing.......................................................       265,000
  Audit fees.....................................................       126,750
  Insurance......................................................        76,406
  Directors' fees (Note 2).......................................        36,000
  Legal fees.....................................................        34,861
  Miscellaneous..................................................        90,000
                                                                   ------------
  Total expenses from operations.................................    42,544,411
                                                                   ------------
  Expense reduction due to earnings credits (Note 1).............      (184,041)
                                                                   ------------
  Net expenses from operations...................................    42,360,370
                                                                   ------------
 Net investment income (Note 1)..................................   107,822,757
                                                                   ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCY
  RELATED TRANSACTIONS (NOTES 1 AND 6):
 Net realized gains from:
  Investment transactions........................................   113,961,153
  Foreign currency related transactions..........................    49,042,602
                                                                   ------------
                                                                    163,003,755
                                                                   ------------
 Change in unrealized appreciation (depreciation) of:
  Investments....................................................    12,853,326
  Foreign currency related transactions..........................    35,051,911
                                                                   ------------
                                                                     47,905,237
                                                                   ------------
 Net gain on investments and foreign currency related
   transactions..................................................   210,908,992
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $318,731,749
                                                                   ============

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      YEAR            YEAR
                                                     ENDED           ENDED
                                                   MARCH 31,       MARCH 31,
                                                      1997            1996
                                                 --------------  --------------
OPERATIONS:
 Net investment income.........................  $  107,822,757  $   90,634,838
 Net realized gains from investments and
   foreign currency related transactions.......     163,003,755      92,348,706
 Increase in unrealized appreciation
   (depreciation) of investments and foreign
   currency related transactions...............      47,905,237     247,104,551
                                                 --------------  --------------
   Net increase in net assets resulting from
     operations................................     318,731,749     430,088,095
                                                 --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends paid from net investment income.....    (147,082,938)    (80,841,083)
 Distributions paid from net realized gains
   from investment transactions................     (99,862,032)    (72,421,592)
                                                 --------------  --------------
   Decrease in net assets resulting from
     distributions.............................    (246,944,970)   (153,262,675)
                                                 --------------  --------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from shares sold.................   1,078,060,516   1,003,626,840
 Net asset value of shares issued for
   reinvested dividends and distributions......     236,027,103     145,347,808
 Cost of shares redeemed.......................    (511,534,573)   (313,992,982)
                                                 --------------  --------------
   Increase in net assets from Fund share
     transactions..............................     802,553,046     834,981,666
                                                 --------------  --------------
    Net increase in net assets.................     874,339,825   1,111,807,086
NET ASSETS (NOTE 1):
 Beginning of year.............................   3,033,468,150   1,921,661,064
                                                 --------------  --------------
 End of year (including undistributed net
   investment income of $34,938,331 and
   $34,222,972, respectively.).................  $3,907,807,975  $3,033,468,150
                                                 ==============  ==============

-----------
See Notes to Financial Statements.

                        SoGen International Fund, Inc.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen International Fund, Inc. (the "Fund") is a diversified open-end man-agement investment company registered under the Investment Company Act of 1940, as amended. The following is a summary of significant accounting poli-cies adhered to by the Fund.

  a) SECURITY VALUATION--The Fund invests in domestic and foreign securities, including stocks, bonds, notes and convertible securities, whose values are subject to changes in market conditions, as well as changes in political and regulatory environments. All securities, except bonds, for which market quota-tions are available on a national securities exchange in the United States or a securities exchange abroad, are valued at their last sale price on the last business day of the period reported or, in the absence of a sale on that date, at the mean between the closing bid and asked prices. All over-the-counter se-curities, except bonds, for which market quotations are readily available, are valued at the mean between the last bid and asked prices in the over-the-counter market in the United States or abroad, except if such unlisted secu-rity is among the NASDAQ designated "Tier 1" securities, in which case it is valued at its last sale price. All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices re-ceived from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. All other securities are valued at fair value as determined by the Board of Directors.

  b) FOREIGN CURRENCY TRANSLATION--The market values of securities which are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that por-tion of gains and losses on investments which is due to changes in foreign ex-change rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains or losses on debt obligations.

  c) FORWARD CURRENCY CONTRACTS--In connection with purchases and sales of se-curities denominated in foreign currencies, the Fund may enter into for-

                        SoGen International Fund, Inc.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

ward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These con-tracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign cur-rency fluctuations.

  d) SECURITY TRANSACTIONS AND INCOME--Security transactions are recorded on the trade date. The specific identification method is used in determining the cost of securities and gains or losses on sales of securities. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income the Fund amortizes discounts on debt obligations; however, it does not amortize premiums.

  e) UNITED STATES INCOME TAXES--No provision has been made for United States federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on in-vestments, if any, within the allowable time limit, and to comply with the other provisions of the Internal Revenue Code for a regulated investment com-pany. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

  f) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statement of assets and lia-bilities, as a result of certain differences in the computation of net invest-ment income and net realized capital gains on investments under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase undistributed net investment income and decrease undistributed net realized gains on investments in the amount of $46,751,955. In addition, $348,707 and $6,776,415 were reclassed to additional paid in capital from undistributed net realized gains on investments and un-distributed net investment income, respectively.

  g) EXPENSES--Earnings credits reduce custodian fees and shareholder servic-ing agent fees by the amount of interest on balances with such service provid-ers.

  h) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make es-timates and assumptions that affect the reported amounts of assets and liabil-ities at the date of the financial statements and the reported amounts of rev-enues and expenses during the reporting period. Actual results could differ from those estimates.

                        SoGen International Fund, Inc.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS

  Under an investment advisory agreement with the Fund, which became effective on April 26, 1990, Societe Generale Asset Management Corp. ("SGAM Corp.") re-ceives an annual fee equal to the sum of 1% of the first $25,000,000 of the average daily value of the Fund's net assets and 0.75% of the average daily value of the Fund's net assets in excess of $25,000,000; the fee is payable quarterly in amounts equal to 0.25% and 0.1875%, respectively, of the average daily value of the net assets of the Fund during the preceding quarter. In re-turn, SGAM Corp. provides the Fund with advisory services and pays certain Fund expenses, including salaries and office costs. For the year ended March 31, 1997, the Fund's investment advisory fees paid or payable to SGAM Corp. were $26,404,805.

  For the year ended March 31, 1997, Societe Generale Securities Corporation ("SGSC"), the principal underwriter, realized $2,670,354 in dealer's and un-derwriter's commissions after reallowance to others. Societe Generale, a stockholder of SGAM Corp. and SGSC, received dealer's commissions of $126,060. For the same period, Societe Generale or its affiliates received $124,672 in broker's commissions for portfolio transactions executed on behalf of the Fund.

  Each director who is not an officer of the Fund or an employee of SGAM Corp., SGSC or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. Such fees amounted to $36,000 for the year ended March 31, 1997.

NOTE 3--PLAN OF DISTRIBUTION

  The Fund has a Distribution Plan and Agreement (the "Plan") with SGSC, pur-suant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, whereby the Fund pays SGSC, quarterly, a distribution fee of up to, on an annual basis, 0.25% of the average daily net asset value of the Fund. Under the Plan, SGSC must apply the full amount of fees received from the Fund to actual distribution expenses incurred during the fiscal year, including the payment of fees to dealers selling shares of the Fund, the payment of adver-tising costs and the payment for the preparation, printing and distribution of prospectuses to prospective investors. The Plan, which became effective on No-vember 14, 1985, excludes for the purpose of calculating the average daily net asset value for payment of the fee, Fund assets attributable to Fund shares outstanding before that date and any subsequent dividends and distributions thereon.

  SGSC bears the Fund's distribution costs to the extent they exceed payments under the Plan. For the year ended March 31, 1997, the Fund's distribution fees paid or payable to SGSC were $8,571,548.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the year ended March 31, 1997, the aggregate cost of purchases and proceeds from sales of investments, excluding U.S. Government obligations and short-term securities, totaled $774,673,236 and $360,387,224, respectively.

                        SoGen International Fund, Inc.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock were as follows:

                                                     YEAR ENDED     YEAR ENDED
                                                   MARCH 31, 1997 MARCH 31, 1996
                                                   -------------- --------------
Shares sold.......................................   40,217,314     39,975,158
Shares issued for reinvested dividends and
  distributions...................................    9,109,524      5,973,765
Shares redeemed...................................  (19,146,974)   (12,491,879)
                                                    -----------    -----------
 Net increase.....................................   30,179,864     33,457,044
                                                    ===========    ===========

NOTE 6--COMMITMENTS

  As of March 31, 1997 the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $42,263,514.

TRANSACTION HEDGES:

Foreign Currency Purchases

 SETTLEMENT                                    U.S. $ VALUE    U.S. $      UNREALIZED      UNREALIZED
   DATES             FOREIGN CURRENCY          AT MARCH 31,    TO BE     APPRECIATION AT DEPRECIATION AT
  THROUGH             TO BE RECEIVED               1997      DELIVERED   MARCH 31, 1997  MARCH 31, 1997
 ----------          ----------------          ------------  ---------   --------------- ---------------
  4/07/97         1,172,765 Austrian Schilling $     99,408 $     99,767       --           ($    359)
  4/03/97         1,352,801 Swiss Franc             936,195      926,761   $     9,434         --
  4/30/97         2,460,670 French Franc            437,297      433,537         3,760         --
  4/07/97           373,598 British Pound           613,260      603,239        10,021         --
  4/01/97       103,194,647 Japanese Yen            834,570      833,840           730         --
  4/01/97           660,776 South African Rand      149,497      149,768       --                (271)
                                               ------------ ------------   -----------      ---------
                                                  3,070,227    3,046,912        23,945           (630)
                                               ------------ ------------   -----------      ---------

Foreign Currency Sales

 SETTLEMENT                                       U.S. $    U.S. $ VALUE   UNREALIZED      UNREALIZED
   DATES             FOREIGN CURRENCY             TO BE     AT MARCH 31, APPRECIATION AT DEPRECIATION AT
  THROUGH             TO BE DELIVERED            RECEIVED       1997     MARCH 31, 1997  MARCH 31, 1997
 ----------          ----------------          ------------ ------------ --------------- ---------------
  4/03/97           807,719 Deutsche Mark           480,409      482,725       --              (2,316)
  4/03/97         6,969,044 Spanish Peseta           48,555       49,373       --                (818)
  4/01/97           331,140 Singapore Dollar        229,432      229,242           190         --
                                               ------------ ------------   -----------      ---------
                                                    758,396      761,340           190         (3,134)
                                               ------------ ------------   -----------      ---------

PORTFOLIO HEDGES:

 SETTLEMENT                                       U.S. $    U.S. $ VALUE   UNREALIZED      UNREALIZED
   DATES                                          TO BE     AT MARCH 31, APPRECIATION AT DEPRECIATION AT
  THROUGH            FOREIGN CURRENCY            RECEIVED       1997     MARCH 31, 1997  MARCH 31, 1997
 ----------          ----------------          ------------ ------------ --------------- ---------------
  9/10/97       105,149,000 Swiss Franc          84,520,178   77,832,459     6,687,719         --
  9/17/97       169,902,500 Deutsche Mark       113,689,724  105,090,439     8,599,285         --
  7/30/97       600,000,000 Spanish Peseta        4,349,717    4,250,496        99,221         --
  8/08/97     1,244,692,330 French Franc        240,987,917  226,584,614    14,403,303         --
  9/24/97    14,849,000,000 Japanese Yen        170,289,877  157,073,742    13,216,135         --
 10/03/97        63,165,000 New Zealand Dollar   43,468,771   44,231,291       --            (762,520)
                                               ------------ ------------   -----------      ---------
                                                657,306,184  615,063,041    43,005,663       (762,520)
                                               ------------ ------------   -----------      ---------
                                               $661,134,807 $618,871,293   $43,029,798      ($766,284)
                                               ============ ============   ===========      =========

                         SoGen International Fund, Inc.

                              FINANCIAL HIGHLIGHTS

                                                    YEAR ENDED MARCH 31,
                           -----------------------------------------------------------------------------------
                            1997      1996      1995    1994    1993    1992   1991(a)   1990    1989    1988
                           ------    ------    ------  ------  ------  ------  -------  ------  ------  ------
 SELECTED PER SHARE DATA
 Net asset value,
  beginning of year......  $26.09    $23.20    $23.32  $20.12  $18.44  $17.51  $17.71   $17.31  $16.91  $21.47
                           ------    ------    ------  ------  ------  ------  ------   ------  ------  ------
 Income from investment
  operations:
 Net investment income...    1.03      1.06      0.10    0.53    0.64    0.69    0.78     0.64    0.71    0.58
 Net realized and
  unrealized gains
  (losses) on
  investments............    1.39      3.37      0.49    3.37    2.02    1.45    0.20     1.48    1.26   (0.97)
                           ------    ------    ------  ------  ------  ------  ------   ------  ------  ------
 Total from investment
  operations.............    2.42      4.43      0.59    3.90    2.66    2.14    0.98     2.12    1.97   (0.39)
                           ------    ------    ------  ------  ------  ------  ------   ------  ------  ------
 Less distributions:
 Dividends from net
  investment income......   (1.09)    (0.81)    (0.15)  (0.47)  (0.64)  (0.84)  (0.71)   (0.71)  (0.80)  (0.84)
 Distributions from
  capital gains..........   (0.74)    (0.73)    (0.56)  (0.23)  (0.34)  (0.37)  (0.47)   (1.01)  (0.77)  (3.33)
                           ------    ------    ------  ------  ------  ------  ------   ------  ------  ------
 Total distributions.....   (1.83)    (1.54)    (0.71)  (0.70)  (0.98)  (1.21)  (1.18)   (1.72)  (1.57)  (4.17)
                           ------    ------    ------  ------  ------  ------  ------   ------  ------  ------
 Net asset value, end of
  year...................  $26.68    $26.09    $23.20  $23.32  $20.12  $18.44  $17.51   $17.71  $17.31  $16.91
                           ======    ======    ======  ======  ======  ======  ======   ======  ======  ======
 TOTAL RETURN*...........    9.48%    19.57%     2.63%  19.50%  14.87%  12.53%   6.03%   12.18%  11.94%  (0.70%)
 RATIOS AND SUPPLEMENTAL
  DATA
 Net assets, end of
  year (millions)........  $3,908    $3,033    $1,922  $1,781    $650    $355    $240     $176    $126     $97
 Ratio of operating
  expenses to average net
  assets.................    1.21%**   1.25%**   1.26%   1.28%   1.31%   1.37%   1.30%    1.38%   1.39%   1.36%
 Ratio of net investment
  income to average net
  assets.................    3.08%**   3.71%**   2.70%   2.34%   3.69%   4.00%   4.84%    4.32%   4.23%   3.09%
 Portfolio turnover rate.   12.85%     9.64%    12.96%  23.96%  17.94%  24.25%  24.14%   30.62%  33.05%  42.79%
 Average commission rate
  paid #.................  $0.003    $0.013      --      --      --      --      --       --      --        --

-----------
(a) SGAM Corp. became the investment adviser on April 26, 1990. From August 21, 1978 to April 25, 1990 the investment adviser was SGSC.
  * Does not give effect to deduction of the sales load.
 ** The ratio of operating expenses to average net assets for the years ended
    March 31, 1997 and 1996 would have remained the same without the effect of earnings credits. However, the ratio of net investment income to average net assets would have been 3.07% and 3.70% without the effect of earnings credits for the years ended March 31, 1997 and 1996, respectively.
  # Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to the new Securities and Exchange Commission disclosure guidelines, average commissions per share are calculated only for the years ended March 31, 1997 and 1996, and not for the prior periods.
-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
 SoGen International Fund, Inc.:

  We have audited the accompanying statement of assets and liabilities of SoGen International Fund, Inc., including the schedule of investments, as of March 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the eight year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended March 31, 1989 of SoGen International Fund, Inc. were audited by other auditors whose report thereon dated May 5, 1989, expressed an unqualified opinion on the financial highlights.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SoGen International Fund, Inc. as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the eight year period then ended, in conformity with generally accepted accounting principles.

                                        /s/ KPMG Peat Marwick LLP

New York, New York
May 16, 1997

                         SoGen International Fund, Inc.

                                TAX INFORMATION
                        FISCAL YEAR ENDED MARCH 31, 1997
                                  (UNAUDITED)

  The following tax information represents the designation of various tax benefits relating to the fiscal year ended March 31, 1997.

  The percentage of investment company taxable income eligible for the dividends received deduction available to certain corporate shareholders with respect to the fiscal year ended March 31, 1997 is 6.75%.

  Capital gains distributions paid to shareholders by the Fund during the fiscal year ended March 31, 1997, whether taken in shares or in cash, were $90,415,623.

  For the fiscal year ended March 31, 1997, the net foreign source income received by the Fund from sources within foreign countries and possessions of the United States was $0.4162 per share (representing a total of $60,951,336). The total amount of taxes paid by the Fund to such countries was $0.0176 per share (representing a total of $2,583,031).

  The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (financial reporting) purposes and Internal Revenue Service
(tax) purposes.

                         SoGen International Fund, Inc.
                 1221 AVENUE OF THE AMERICAS NEW YORK, NY 10020

DIRECTORS AND OFFICERS
----------------------

DIRECTORS

Philippe Collas          Dominique Raillard
Jean-Marie Eveillard     Nathan Snyder
Fred J. Meyer

OFFICERS

Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Elizabeth Tobin..........................Vice President and Assistant Secretary
Ignatius Chithelen...............................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President


INVESTMENT ADVISER                        UNDERWRITER
------------------                        -----------
Societe Generale Asset Management Corp.   Societe Generale Securities
1221 Avenue of the Americas               Corporation
New York, NY 10020                        1221 Avenue of the Americas
                                          New York, NY 10020

LEGAL COUNSEL                             INDEPENDENT AUDITORS
-------------                             --------------------
Dechert Price & Rhoads                    KPMG Peat Marwick LLP
30 Rockefeller Plaza                      345 Park Avenue
New York, NY 10112                        New York, NY 10154


DOMESTIC CUSTODIAN                        GLOBAL CUSTODIAN
------------------                        ----------------
Investors Fiduciary Trust Company         The Chase Manhattan Bank, N.A.
127 West 10th Street                      4 Chase MetroTech Center
Kansas City, MO 64105                     Brooklyn, NY 11245


SHAREHOLDER SERVICING AGENT
---------------------------
DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen International Fund, Inc.

[LOGO]  SoGen International Fund, Inc.
        1221 Avenue of the Americas
        New York, NY 10020





SGF2